UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23617

TCW ETF Trust

On behalf of the following series:

TCW Artificial Intelligence ETF (Ticker: AIFD)

TCW Compounders ETF (Ticker: GRW)

TCW Transform 500 ETF (Ticker: VOTE)

TCW Transform Supply Chain ETF (Ticker: SUPP)

TCW Transform Systems ETF (Ticker: NETZ)

(Exact name of Registrant as specified in charter)

515 South Flower Street, Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)

Peter Davidson, Esq. Vice President and Secretary 515 South Flower Street, Los Angeles, CA 90071

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2024

EXPLANATORY NOTE: Registrant is filing this amendment to its Form N-CSR for the fiscal year ended October 30, 2024 originally filed with the Securities and Exchange Commission on January 2, 2025. (Accession Number 0001829126-25-000010). The purpose of this amendment is to disclose the February 15, 2024 Special Meeting of Shareholders to Approve Trustees. This disclosure was inadvertently omitted in the original report. Except as set forth above, this amendment does not amend, update or change any other items or disclosures found in the original Form N-CSR filing.

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports To Shareholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

TCW Artificial Intelligence ETF

Ticker: AIFD | Listing Exchange: New York Stock Exchange LLC

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about the TCW Artificial Intelligence ETF for the period ended October 31, 2024. You can find additional information about the Fund at www.tcw.com/Products/ETFs/AIFD/. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Artificial Intelligence ETFFootnote Reference1	$99	0.81%

How did the Fund perform last year and what affected its performance?

The TCW Artificial Intelligence ETF (AIFD) is an actively-managed, conviction-weighted, concentrated ETF that seeks to invest in companies that are leading the development and commercialization of artificial intelligence. The Fund will generally invest in companies that fall into one of the following three buckets:

    - AI Enablers, the physical infrastructure on which AI models are built, trained, and run;

    - AI Systems, the model and/or application of AI;

    - AI Adopters, companies that use commercial AI to create a disruption in their industry.

The Fund seeks to invest in companies with a “meaningful and measurable” effect from AI. The effect will be meaningful if it is material to fundamentals, and measurable if the market can observe the impact. Although the fund has high exposure to technology, this investment philosophy allows us to focus on businesses in all economic sectors.

From November 1, 2023 through October 31, 2024 (the “Reporting Period”), the Fund’s net asset value (“NAV”) return was 46.77%. The Russell 3000 Growth Benchmark returned 43.42%. This is inclusive of a drawdown of nearly 20% and 13% for AIFD and the index, respectively. Concerns that the Fed waited too long to cut rates to avoid a recession sent growth and tech stocks sharply lower from mid-July through early August. Outside of this period, performance relative to the benchmark was strong and continues to be driven by the increasing demand for artificial intelligence services.

For the 1-year period, Information Technology and Communication Services (which constitute the vast majority of the Fund's holdings) each generated double-digit total returns. Top performers included NVIDIA and Arista Networks.

On the other hand, bottom performers included Mobileye, Samsung, and BILL Holdings. We exited BILL Holdings during the period.

Fund Performance

(based on Net Asset Value)

	TCW Artificial Intelligence ETF (AIFD)Footnote Reference1	Russell 3000 Index	Russell 3000® Growth Index
09/2017	$10,000	$10,000	$10,000
10/2017	$10,640	$10,467	$10,537
10/2018	$11,182	$11,158	$11,612
10/2019	$12,702	$12,663	$13,509
10/2020	$18,313	$13,948	$17,318
10/2021	$24,995	$20,071	$24,733
10/2022	$15,544	$16,756	$18,630
10/2023	$19,336	$18,160	$21,857
10/2024	$28,379	$25,035	$31,348

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Footnote	Description
Footnote[1]	For periods before May 6, 2024, reflects the performance of the predecessor mutual fund, the TCW Artificial Intelligence Equity Fund (Class I), which had substantially similar objectives, strategies and policies but was subject to different expenses, which would have produced different results.

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception (09/01/2017)
TCW Artificial Intelligence ETF (AIFD)	46.77%	17.44%	15.67%
Russell 3000 Index	37.86%	14.60%	13.66%
Russell 3000® Growth Index	43.42%	18.34%	17.28%

Key Fund Statistics

  Total Net Assets$55,412,142
  # of Portfolio Holdings35
  Portfolio Turnover Rate25%
  Total Advisory Fees Paid$372,627

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Semiconductors & Semiconductor Equipment	27.4%
Software	22.0%
Interactive Media & Services	12.8%
Communications Equipment	9.9%
Electrical Equipment	5.2%
Broadline Retail	5.0%
Technology Hardware, Storage & Peripherals	3.9%
Automobiles	3.7%
Other Security TypesFootnote Reference*	10.2%
Liabilities in Excess of Other Assets	(0.1)%
Footnote	Description
Footnote*	Please refer to the Fund's Annual Financial Statements which are available on the Fund's website at www.tcw.com/Products/ETFs/AIFD/ for a complete listing of all categories.

Top 10 Holdings (as a % of Net Assets)

NVIDIA Corp.	9.1%
Arista Networks, Inc.	7.1%
Meta Platforms, Inc., Class A	6.0%
Amazon.com, Inc.	5.0%
Alphabet, Inc., Class A	5.0%
Palo Alto Networks, Inc.	4.8%
Microsoft Corp.	4.3%
ServiceNow, Inc.	4.2%
Micron Technology, Inc.	3.8%
Tesla, Inc.	3.7%

Changes in or Disagreements with Accountants

Accountant Change: Effective June 10, 2024, Cohen & Company, Ltd. ("Cohen") was dismissed as the independent registered public accounting firm of the TCW Transform 500 ETF, TCW Transform Systems ETF, TCW Transform Supply Chain ETF, TCW Artificial Intelligence ETF and TCW Compounders ETF. The Audit Committee of the Board of Trustees (the "Board") recommended, and the Board approved, the replacement of Cohen with Deloitte & Touche LLP, effective June 10, 2024, for the Funds listed above, and all Funds that would subsequently join the TCW ETF Trust.

Disagreements: During the fiscal years ended October 31, 2022, October 31, 2023, and during the subsequent interim period through June 10, 2024: (i) there were no disagreements between the Funds and Cohen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which would have, if not resolved to the satisfaction of Cohen, caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Funds for such years or interim period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings,

and proxy voting information, please visit www.tcw.com/Products/ETFs/AIFD/.

Phone: 800-FUND-TCW (800-386-3829)

TCW Artificial Intelligence ETF

Annual Shareholder Report — October 31, 2024

Ticker: AIFD

TSR AIFD-1024

TCW Compounders ETF

Ticker: GRW | Listing Exchange: New York Stock Exchange LLC

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about the TCW Compounders ETF for the period ended October 31, 2024. You can find additional information about the Fund at www.tcw.com/Products/ETFs/GRW/. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Compounders ETFFootnote Reference1	$92	0.76%

How did the Fund perform last year and what affected its performance?

The objective of the TCW Compounders ETF is to preserve and grow capital over the long-term. Our thesis is that investing in market-leading businesses with durable competitive advantages, essential or hard-to-replicate products or services, and exceptionally skilled management teams will drive significant risk-adjusted compounding performance over the long term.

From November 1, 2023 through October 31, 2024 (the “Reporting Period”), the Fund’s net asset value (“NAV”) return was 41.77%. The Russell 1000 Benchmark returned 38.07%.

At a sector level, the Fund saw its largest contributions from Information Technology, Industrials, and Financials. Smallest contributions to performance came from the Fund’s investments within Consumer Discretionary, Health Care, and Materials. Top contributors in the period included Constellation Software, Broadcom, and HEICO. There were no detractors in the period.

Broadly, equities had a strong year as the Fed’s “soft landing” looked increasingly achievable. In early September, the Fed announced a 50 bps (basis points) rate cut, which investors welcomed. In many respects the U.S. equity market is enjoying a “Goldilocks” confluence of factors whereby the Fed appears to be loosening monetary policy at the same time GDP growth, employment, and corporate earnings remain steady. While the economy is generally on solid footing, there are plenty of bricks in the proverbial “wall of worry” with U.S. equities currently trading well above their historical average and signs of slowing growth.

Fund Performance

(based on Net Asset Value)

	TCW Compounders ETF (GRW)Footnote Reference1	Russell 3000 Index	Russell 1000® Index
02/2016	$10,000	$10,000	$10,000
10/2016	$11,230	$11,217	$11,184
10/2017	$15,544	$13,907	$13,831
10/2018	$17,191	$14,824	$14,796
10/2019	$21,796	$16,824	$16,889
10/2020	$24,480	$18,531	$18,725
10/2021	$34,386	$26,666	$26,872
10/2022	$26,838	$22,261	$22,471
10/2023	$31,341	$24,127	$24,602
10/2024	$44,433	$33,260	$33,968

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Footnote	Description
Footnote[1]	For periods before May 6, 2024, reflects the performance of the predecessor mutual fund, the TCW New America Premier Equities Fund (Class I), which had substantially similar objectives, strategies and policies but was subject to different expenses, which would have produced different results.

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception (02/01/2016)
TCW Compounders ETF (GRW)	41.77%	15.31%	18.59%
Russell 3000 Index	37.86%	14.60%	14.72%
Russell 1000® Index	38.07%	15.00%	15.00%

Key Fund Statistics

  Total Net Assets$168,514,046
  # of Portfolio Holdings21
  Portfolio Turnover Rate40%
  Total Advisory Fees Paid$1,327,606

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Software	27.5%
Aerospace & Defense	15.7%
Financial Services	13.1%
Commercial Services & Supplies	8.5%
Capital Markets	7.5%
Professional Services	4.8%
Semiconductors & Semiconductor Equipment	4.6%
Electrical Equipment	4.0%
Other Security TypesFootnote Reference*	13.4%
Other Assets in Excess of Liabilities	0.9%
Footnote	Description
Footnote*	Please refer to the Fund's Annual Financial Statements which are available on the Fund's website at www.tcw.com/Products/ETFs/GRW/ for a complete listing of all categories.

Top 10 Holdings (as a % of Net Assets)

Constellation Software, Inc.	16.0%
HEICO Corp.	9.2%
Fiserv, Inc.	8.7%
Waste Connections, Inc.	8.5%
Microsoft Corp.	7.5%
TransDigm Group, Inc.	4.9%
Wolters Kluwer NV	4.8%
Broadcom, Inc.	4.6%
Visa, Inc., Class A	4.4%
S&P Global, Inc.	4.1%

Changes in or Disagreements with Accountants

Accountant Change: Effective June 10, 2024, Cohen & Company, Ltd. ("Cohen") was dismissed as the independent registered public accounting firm of the TCW Transform 500 ETF, TCW Transform Systems ETF, TCW Transform Supply Chain ETF, TCW Artificial Intelligence ETF and TCW Compounders ETF. The Audit Committee of the Board of Trustees (the "Board") recommended, and the Board approved, the replacement of Cohen with Deloitte & Touche LLP, effective June 10, 2024, for the Funds listed above, and all Funds that would subsequently join the TCW ETF Trust.

Disagreements: During the fiscal years ended October 31, 2022, October 31, 2023, and during the subsequent interim period through June 10, 2024: (i) there were no disagreements between the Funds and Cohen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which would have, if not resolved to the satisfaction of Cohen, caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Funds for such years or interim period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings,

and proxy voting information, please visit www.tcw.com/Products/ETFs/GRW/.

Phone: 800-FUND-TCW (800-386-3829)

TCW Compounders ETF

Annual Shareholder Report — October 31, 2024

Ticker: GRW

TSR GRW-1024

TCW Transform 500 ETF

Ticker: VOTE | Listing Exchange: New York Stock Exchange LLC

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about the TCW Transform 500 ETF for the period ended October 31, 2024. You can find additional information about the Fund at www.tcw.com/Products/ETFs/VOTE/. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Transform 500 ETF	$6	0.05%

How did the Fund perform last year and what affected its performance?

The TCW Transform 500 ETF seeks investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® US Large Cap Select IndexSM (the “Underlying Index”), which measures the performance of the 500 largest U.S. stocks by market capitalization, as determined by Morningstar, Inc. The Underlying Index consists of securities from a broad range of industries. As of October 31, 2024, the Underlying Index is represented by securities of companies in sectors including Information Technology, Health Care, Financials, Consumer Discretionary, Communication Services, Industrials, Consumer Staples, Energy, Materials, Utilities and Real Estate. The components of the Underlying Index are likely to change over time and the Underlying Index and the Fund are rebalanced on a quarterly basis. To the extent that the securities in the Underlying Index are concentrated in one or more industries or groups of industries, the Fund may concentrate in such industries or groups of industries.

From November 1, 2023 through October 31, 2024 (the “Reporting Period”), the Fund’s net asset value (“NAV”) return was 38.48%. The Underlying Index returned 38.53% during the same Reporting Period.

The Fund posted positive NAV performance in ten of the twelve months during the Reporting Period, with returns ranging from -4.06% to 9.43%.

All the eleven sectors in the Fund delivered positive returns during the Reporting Period. Information Technology was the strongest performing sector.

Fund Performance

(based on Net Asset Value)

	TCW Transform 500 ETF (VOTE)	Morningstar® US Large Cap Select TR USD Index℠
06/2021	$10,000	$10,000
10/2021	$10,887	$10,890
10/2022	$9,067	$9,074
10/2023	$10,020	$10,033
10/2024	$13,876	$13,899

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Name	1 Year	Since Inception (06/22/2021)
TCW Transform 500 ETF (VOTE)	38.48%	10.25%
Morningstar® US Large Cap Select TR USD Index℠	38.53%	10.30%

Key Fund Statistics

  Total Net Assets$679,400,560
  # of Portfolio Holdings506
  Portfolio Turnover Rate3%
  Total Advisory Fees Paid$317,077

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Semiconductors & Semiconductor Equipment	11.1%
Software	10.5%
Technology Hardware, Storage & Peripherals	7.0%
Interactive Media & Services	6.5%
Financial Services	4.3%
Broadline Retail	3.9%
Pharmaceuticals	3.5%
Banks	3.3%
Other Security TypesFootnote Reference*	49.8%
Other Assets in Excess of Liabilities	0.1%
Footnote	Description
Footnote*	Please refer to the Fund's Annual Financial Statements which are available on the Fund's website at www.tcw.com/Products/ETFs/VOTE/ for a complete listing of all categories.

Top 10 Holdings (as a % of Net Assets)

Apple, Inc.	6.6%
NVIDIA Corp.	6.4%
Microsoft Corp.	6.2%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	2.5%
Alphabet, Inc., Class A	2.0%
Alphabet, Inc., Class C	1.8%
Berkshire Hathaway, Inc., Class B	1.7%
Broadcom, Inc.	1.6%
Eli Lilly & Co.	1.4%

Changes in or Disagreements with Accountants

Accountant Change: Effective June 10, 2024, Cohen & Company, Ltd. ("Cohen") was dismissed as the independent registered public accounting firm of the TCW Transform 500 ETF, TCW Transform Systems ETF, TCW Transform Supply Chain ETF, TCW Artificial Intelligence ETF and TCW Compounders ETF. The Audit Committee of the Board of Trustees (the "Board") recommended, and the Board approved, the replacement of Cohen with Deloitte & Touche LLP, effective June 10, 2024, for the Funds listed above, and all Funds that would subsequently join the TCW ETF Trust.

Disagreements: During the fiscal years ended October 31, 2022, October 31, 2023, and during the subsequent interim period through June 10, 2024: (i) there were no disagreements between the Funds and Cohen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which would have, if not resolved to the satisfaction of Cohen, caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Funds for such years or interim period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings,

and proxy voting information, please visit www.tcw.com/Products/ETFs/VOTE/.

Phone: 800-FUND-TCW (800-386-3829)

TCW Transform 500 ETF

Annual Shareholder Report — October 31, 2024

Ticker: VOTE

TSR VOTE-1024

TCW Transform Supply Chain ETF

Ticker: SUPP | Listing Exchange: New York Stock Exchange LLC

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about the TCW Transform Supply Chain ETF for the period ended October 31, 2024. You can find additional information about the Fund at www.tcw.com/Products/ETFs/SUPP/. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Transform Supply Chain ETF	$90	0.75%

How did the Fund perform last year and what affected its performance?

The TCW Transform Supply Chain ETF (SUPP) is a high-conviction, actively-managed ETF that seeks to invest in companies that we believe will benefit from the companies’ relocalization of their supply chains to North America. SUPP’s thesis is that this intricate transformation of global supply chains, driven by a lack of global supply chain resiliency exposed by disruptions like the COVID-19 pandemic, trade wars, geopolitical conflicts, and natural disasters, requires trillions of dollars in investment. We see this as an incredible opportunity to invest in the enablers and beneficiaries of this transformation.

From November 1, 2023 through October 31, 2024 (the “Reporting Period”), the Fund’s net asset value (“NAV”) return was 38.84%. The Benchmark returned 38.06% during the same Reporting Period.

During the year, the portfolio’s semiconductor investments outperformed on the back of optimism for the role of the industry in key structural themes such as artificial intelligence, investment in state-of-the-art factories, and the electrification of our society at large. Taiwan Semiconductor (TSMC), NVIDIA (NVDA), and Lam Research (LRCX) were among the top-performing investments. Trane Technologies also outperformed, benefitting from rapidly-growing data center construction as these facilities require state-of-the-art thermal management solutions.

On the other hand, select portfolio investments with idiosyncratic challenges, such as WillScot Holdings and Norfolk Southern, hurt performance during the period.

Fund Performance

(based on Net Asset Value)

	TCW Transform Supply Chain ETF (SUPP)	Morningstar® US Market Extended TR USD Index℠
02/2023	$10,000	$10,000
10/2023	$9,437	$10,093
10/2024	$13,103	$13,935

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Name	1 Year	Since Inception (02/14/2023)
TCW Transform Supply Chain ETF (SUPP)	38.84%	17.12%
Morningstar® US Market Extended TR USD Index℠	38.06%	21.41%

Key Fund Statistics

  Total Net Assets$21,512,303
  # of Portfolio Holdings23
  Portfolio Turnover Rate35%
  Total Advisory Fees Paid$115,217

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Commercial Services & Supplies	17.8%
Semiconductors & Semiconductor Equipment	16.5%
Construction Materials	12.5%
Ground Transportation	8.6%
Building Products	8.1%
Aerospace & Defense	6.7%
Construction & Engineering	6.6%
Trading Companies & Distributors	5.9%
Other Security TypesFootnote Reference*	15.9%
Other Assets in Excess of Liabilities	1.4%
Footnote	Description
Footnote*	Please refer to the Fund's Annual Financial Statements which are available on the Fund's website at www.tcw.com/Products/ETFs/SUPP/ for a complete listing of all categories.

Top 10 Holdings (as a % of Net Assets)

Waste Connections, Inc.	9.1%
Martin Marietta Materials, Inc.	7.1%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	7.0%
TransDigm Group, Inc.	6.7%
WillScot Holdings Corp.	6.6%
Vulcan Materials Co.	5.4%
PTC, Inc.	5.2%
Ferguson Enterprises, Inc.	4.9%
NVIDIA Corp.	4.9%
Canadian Pacific Kansas City Ltd.	4.9%

Changes in or Disagreements with Accountants

Accountant Change: Effective June 10, 2024, Cohen & Company, Ltd. ("Cohen") was dismissed as the independent registered public accounting firm of the TCW Transform 500 ETF, TCW Transform Systems ETF, TCW Transform Supply Chain ETF, TCW Artificial Intelligence ETF and TCW Compounders ETF. The Audit Committee of the Board of Trustees (the "Board") recommended, and the Board approved, the replacement of Cohen with Deloitte & Touche LLP, effective June 10, 2024, for the Funds listed above, and all Funds that would subsequently join the TCW ETF Trust.

Disagreements: During the fiscal years ended October 31, 2022, October 31, 2023, and during the subsequent interim period through June 10, 2024: (i) there were no disagreements between the Funds and Cohen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which would have, if not resolved to the satisfaction of Cohen, caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Funds for such years or interim period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings,

and proxy voting information, please visit www.tcw.com/Products/ETFs/SUPP/.

Phone: 800-FUND-TCW (800-386-3829)

TCW Transform Supply Chain ETF

Annual Shareholder Report — October 31, 2024

Ticker: SUPP

TSR SUPP-1024

TCW Transform Systems ETF

Ticker: NETZ | Listing Exchange: New York Stock Exchange LLC

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about the TCW Transform Systems ETF for the period ended October 31, 2024. You can find additional information about the Fund at www.tcw.com/Products/ETFs/NETZ/. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Transform Systems ETF	$92	0.75%

How did the Fund perform last year and what affected its performance?

The TCW Transform Systems ETF (NETZ) is a high-conviction, actively-managed ETF that seeks to invest in companies that we believe will benefit from global transformation in the systems supporting how energy and power are sourced, produced, and consumed. Government policy and public demand are shifting the global economy towards more efficient and lower net-emission energy systems. This large-scale systems change is creating unique opportunities in the public markets, particularly in “brown” old-economy businesses that require huge investments as the way consumers source and use energy and power changes.

From November 1, 2023 through October 31, 2024 (the “Reporting Period”), the Fund’s net asset value (“NAV”) return was 45.37%. The Morningstar® US Market Extended TR USD Index returned 38.06% during the same Reporting Period.

During the year, the portfolio benefited from an increased awareness of the scarcity of reliable power and adequate electric grid stability to support the electrification of our economy. Top performing investments included Vertiv and GE Verona. The portfolio also benefitted from investments in the aerospace sector, particularly in companies in the aftermarket value chain, such as GE Aerospace (GE) and Safran. The global airline fleet is at record levels of age, and the supply chain continues to hold back the delivery of new aircraft. As such, we believe our aftermarket investments will benefit for many years.

On the other hand, the portfolio’s investments in the traditional energy sector hurt performance during the period as declining oil prices amid fears of a global economic slowdown weighed on the energy sector.

Fund Performance

(based on Net Asset Value)

	TCW Transform Systems ETF (NETZ)	Morningstar® US Market Extended TR USD Index℠
02/2022	$10,000	$10,000
10/2022	$10,108	$8,521
10/2023	$10,261	$9,252
10/2024	$14,917	$12,774

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Name	1 Year	Since Inception (02/02/2022)
TCW Transform Systems ETF (NETZ)	45.37%	15.69%
Morningstar® US Market Extended TR USD Index℠	38.06%	9.33%

Key Fund Statistics

  Total Net Assets$225,281,093
  # of Portfolio Holdings26
  Portfolio Turnover Rate28%
  Total Advisory Fees Paid$1,030,025

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Aerospace & Defense	21.1%
Electrical Equipment	16.6%
Oil, Gas & Consumable Fuels	14.8%
Commercial Services & Supplies	12.9%
Ground Transportation	8.2%
Software	6.5%
Building Products	5.0%
Semiconductors & Semiconductor Equipment	4.3%
Other Security TypesFootnote Reference*	10.3%
Other Assets in Excess of Liabilities	0.3%
Footnote	Description
Footnote*	Please refer to the Fund's Annual Financial Statements which are available on the Fund's website at www.tcw.com/Products/ETFs/NETZ/ for a complete listing of all categories.

Top 10 Holdings (as a % of Net Assets)

Republic Services, Inc., Class A	9.1%
General Electric Co.	8.6%
Safran S.A.	7.4%
Microsoft Corp.	6.5%
Vertiv Holdings Co., Class A	6.3%
GE Vernova, Inc.	5.3%
Airbus SE	5.2%
Trane Technologies plc	5.0%
Diamondback Energy, Inc.	4.9%
Exxon Mobil Corp.	4.9%

Changes in or Disagreements with Accountants

Accountant Change: Effective June 10, 2024, Cohen & Company, Ltd. ("Cohen") was dismissed as the independent registered public accounting firm of the TCW Transform 500 ETF, TCW Transform Systems ETF, TCW Transform Supply Chain ETF, TCW Artificial Intelligence ETF and TCW Compounders ETF. The Audit Committee of the Board of Trustees (the "Board") recommended, and the Board approved, the replacement of Cohen with Deloitte & Touche LLP, effective June 10, 2024, for the Funds listed above, and all Funds that would subsequently join the TCW ETF Trust.

Disagreements: During the fiscal years ended October 31, 2022, October 31, 2023, and during the subsequent interim period through June 10, 2024: (i) there were no disagreements between the Funds and Cohen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which would have, if not resolved to the satisfaction of Cohen, caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Funds for such years or interim period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings,

and proxy voting information, please visit www.tcw.com/Products/ETFs/NETZ/.

Phone: 800-FUND-TCW (800-386-3829)

TCW Transform Systems ETF

Annual Shareholder Report — October 31, 2024

Ticker: NETZ

TSR NETZ-1024

(b)	Not applicable.

Item 2. Code Of Ethics.

(a)	As of the period ended October 31, 2024, the Registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”)..

(b)	Not applicable.

(c)	During the period covered by this report, no substantive amendments were made to the Code of Ethics.

(d)	During the period covered by this report, there have been no waivers granted under the Code of Ethics.

(e)	Not applicable.

(f)	The registrant’s Code of Ethics is filed herewith pursuant to Item 19(a)(1) of this Form.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that Victoria B. Rogers, Robert Rooney, and Michael Swell possess the attributes identified in Instruction (b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated each individual as the Registrant’s audit committee financial experts. Ms. Rogers, Mr. Rooney, and Mr. Swell are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4. Principal Accountant Fees And Services.

The following fees paid to Cohen & Company, Ltd., the Registrant’s former principal accounting firm, are for services rendered for the fiscal year ended October 31, 2023, and fees paid to Deloitte & Touche LLP, the Registrant’s current principal accounting firm, are for services rendered for the fiscal year ended October 31, 2024.

a)	Audit Fees

The aggregate fees billed for the fiscal years ended October 31, 2024, and October 31, 2023, for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements was $71,500 and $43,500, respectively.

b)	Audit Related Fees

The aggregate fees billed for the fiscal years ended October 31, 2024, and October 31, 2023, for assurance and related services rendered to the Registrant by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item was $0 and $0, respectively.

c)	Tax Fees

The aggregate fees billed for the fiscal years ended October 31, 2024, and October 31, 2023, for professional services rendered to the Registrant by the principal accountant for tax compliance, tax advice and tax planning was $18,480 and $9,000, respectively. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local entity tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification.

d)	All Other Fees

The aggregate fees billed for the fiscal years ended October 31, 2024, and October 31, 2023, for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item was $0 and $0, respectively.

e)	(1) Pursuant to the Registrant’s Audit Committee Charter that has been adopted by the audit committee, the audit committee shall approve all audit and permissible non-audit services to be provided to the Registrant and all permissible non-audit services to be provided to its investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant. The audit committee has delegated to its Chairman the approval of such services subject to reports to the full audit committee at its next subsequent meeting.

(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, with respect to: Audit-Related Fees were 0%; Tax Fees were 0%; and Other Fees were 0% for the fiscal years ended October 31, 2023 and October 31, 2024, respectively.

f)	Not applicable.

g)	The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant were $331,979 for the period ending October 31, 2024 and $9,000 for the period ending October 31, 2023.

h)	Not applicable.

Item 5. Audit Committee Of Listed Registrants.

(a)	The Registrant is an issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of such Act. All of the Board’s independent Trustees are members of the Audit Committee.

(b)	Not applicable.

Item 6. Investments.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 7(a) of this Form N-CSR.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Companies.

(a)	The Registrant’s Financial Statements are attached herewith.

[This Page Intentionally Left Blank]

Schedule of Investments TCW Artificial Intelligence ETF

October 31, 2024

Investments	Shares	Value
COMMON STOCKS - 99.0%

Automobile Components - 0.5%
Mobileye Global, Inc., Class A*	20,012	$272,363

Automobiles - 3.7%
Tesla, Inc.*	8,308	2,075,754

Broadline Retail - 5.0%
Amazon.com, Inc.*	14,962	2,788,917

Communications Equipment - 9.9%
Arista Networks, Inc.*	10,172	3,930,868
Motorola Solutions, Inc.	3,427	1,539,922
		5,470,790
Electrical Equipment - 5.2%
Eaton Corp. plc	3,673	1,217,893
Vertiv Holdings Co., Class A	15,047	1,644,487
		2,862,380
Electronic Equipment, Instruments & Components - 1.8%
Cognex Corp.	24,457	983,905

Interactive Media & Services - 12.8%
Alphabet, Inc., Class A	16,167	2,766,335
Meta Platforms, Inc., Class A	5,823	3,305,019
Pinterest, Inc., Class A*	32,886	1,045,446
		7,116,800
IT Services - 2.0%
International Business Machines Corp.	5,383	1,112,774

Machinery - 2.3%
Deere & Co.	1,947	787,932
Symbotic, Inc., Class A*	18,331	509,418
		1,297,350
Media - 2.5%
Trade Desk, Inc. (The), Class A*	11,530	1,386,021

Semiconductors & Semiconductor Equipment - 27.4%
Advanced Micro Devices, Inc.*	4,477	645,001
ASML Holding NV	1,823	1,226,059
Broadcom, Inc.	3,171	538,341
Lam Research Corp.	13,480	1,002,238
Marvell Technology, Inc.	14,066	1,126,827
Micron Technology, Inc.	21,179	2,110,487
NVIDIA Corp.	37,922	5,034,525
ON Semiconductor Corp.*	14,175	999,196
QUALCOMM, Inc.	6,224	1,013,080
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	7,596	1,447,342
		15,143,096
Investments	Shares	Value
Software - 22.0%
Cadence Design Systems, Inc.*	2,922	$806,823
CyberArk Software Ltd.*	5,659	1,564,827
Datadog, Inc., Class A*	9,202	1,154,299
Microsoft Corp.	5,844	2,374,709
Palo Alto Networks, Inc.*	7,380	2,659,235
Salesforce, Inc.	4,329	1,261,341
ServiceNow, Inc.*	2,468	2,302,619
		12,123,853
Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	6,157	1,390,928
Samsung Electronics Co. Ltd.	746	790,014
		2,180,942
Total Common Stocks (Cost $41,360,144)		54,814,945

	Principal
Short-Term Investments - 1.1%
Time Deposit - 1.1%
Citibank, New York 4.18%11/1/2024 (Cost $625,998)	$625,998	625,998

Total Investments - 100.1% (Cost $41,986,142)		$55,440,943
Liabilities in Excess of Other Assets - (0.1%)		(28,801)
Net Assets - 100.0%		$55,412,142

*	Non-income producing security.

See accompanying Notes to Financial Statements.

Schedule of Investments (Continued) TCW Artificial Intelligence ETF

October 31, 2024

Fair Value Measurement

The Fund discloses the fair market value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

	Level 1*	Level 2*	Level 3*	Total
Investments
Assets
Common Stocks**	$54,814,945	$-	$-	$54,814,945
Short-Term Investments
Time Deposit	625,998	-	-	625,998
Total Investments	$55,440,943	$-	$-	$55,440,943

*	Please refer to Note 2.
**	Please refer to the Schedule of Investments to view securities segregated by industry.

See accompanying Notes to Financial Statements.

Schedule of Investments TCW Compounders ETF

October 31, 2024

Investments	Shares	Value
COMMON STOCKS - 96.0%

Aerospace & Defense - 15.7%
General Electric Co.	14,884	$2,556,774
HEICO Corp.	63,359	15,519,786
TransDigm Group, Inc.	6,384	8,313,883
		26,390,443
Capital Markets - 7.5%
MSCI, Inc., Class A	10,029	5,728,565
S&P Global, Inc.	14,225	6,833,121
		12,561,686
Chemicals - 3.8%
Linde plc	14,112	6,437,189

Commercial Services & Supplies - 8.5%
Waste Connections, Inc.	80,659	14,256,478

Electrical Equipment - 4.0%
AMETEK, Inc.	37,050	6,792,747

Financial Services - 13.1%
Fiserv, Inc.*	74,416	14,726,927
Visa, Inc., Class A	25,604	7,421,319
		22,148,246
Life Sciences Tools & Services - 1.9%
Danaher Corp.	13,066	3,209,794

Media - 2.2%
Trade Desk, Inc. (The), Class A*	31,442	3,779,643

Professional Services - 4.8%
Wolters Kluwer NV	48,097	8,093,519

Semiconductors & Semiconductor Equipment - 4.6%
Broadcom, Inc.	45,257	7,683,281

Software - 27.5%
Constellation Software, Inc.	8,921	26,903,892
Fair Isaac Corp.*	2,569	5,120,300
Microsoft Corp.	31,066	12,623,669
Roper Technologies, Inc.	3,127	1,681,482
		46,329,343
Specialty Retail - 2.4%
Murphy USA, Inc.	8,216	4,013,105

Total Common Stocks (Cost $93,740,551)		161,695,474
Investments	Shares	Value
WARRANTS - 0.0%†
Software - 0.0%†
Constellation Software, Inc.* †† (Cost $0)	14,592	$0	**

	Principal
Short-Term Investments - 3.1%
Time Deposit - 3.1%
Citibank, New York 4.18% 11/1/2024 (Cost $5,308,183)	$5,308,183	5,308,183

Total Investments - 99.1% (Cost $99,048,734)		$167,003,657
Other Assets Less Liabilities - 0.9%		1,510,389
Net Assets - 100.0%		$168,514,046

*	Non-income producing security.
**	Amount rounds to less than $0.50.
†	Represents less than 0.05%.
††	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.

See accompanying Notes to Financial Statements.

Schedule of Investments (Continued) TCW Compounders ETF

October 31, 2024

Fair Value Measurement

The Fund discloses the fair market value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

	Level 1*	Level 2*	Level 3*		Total
Investments
Assets
Common Stocks**	$161,695,474	$-	$-		$161,695,474
Warrants**	-	-	0	***	0	***
Short-Term Investments
Time Deposit	5,308,183	-	-		5,308,183
Total Investments	$167,003,657	$-	$0	***	$167,003,657

*	Please refer to Note 2.
**	Please refer to the Schedule of Investments to view securities segregated by industry.
***	Amount rounds to less than $0.50.

See accompanying Notes to Financial Statements.

Schedule of Investments TCW Transform 500 ETF

October 31, 2024

Investments	Shares	Value
COMMON STOCKS - 99.9%

Aerospace & Defense - 1.9%
Axon Enterprise, Inc.*	990	$419,265
Boeing Co.*	8,504	1,269,732
General Dynamics Corp.	3,422	997,889
General Electric Co.	15,003	2,577,216
HEICO Corp.	585	143,296
HEICO Corp., Class A	1,065	204,491
Howmet Aerospace, Inc.	5,639	562,321
L3Harris Technologies, Inc.	2,620	648,371
Lockheed Martin Corp.	2,931	1,600,473
Northrop Grumman Corp.	2,024	1,030,256
RTX Corp.	18,398	2,225,974
Textron, Inc.	2,643	212,550
TransDigm Group, Inc.	777	1,011,887
		12,903,721
Air Freight & Logistics - 0.4%
Expeditors International of Washington, Inc.	1,945	231,455
FedEx Corp.	3,112	852,221
United Parcel Service, Inc., Class B	10,116	1,356,151
		2,439,827
Automobile Components - 0.0%†
Aptiv plc*	3,342	189,926

Automobiles - 1.6%
Ford Motor Co.	54,475	560,548
General Motors Co.	15,571	790,384
Tesla, Inc.*	38,536	9,628,219
		10,979,151
Banks - 3.3%
Bank of America Corp.	93,493	3,909,877
Citigroup, Inc.	26,360	1,691,521
Citizens Financial Group, Inc.	6,289	264,893
Fifth Third Bancorp	9,414	411,204
First Citizens BancShares, Inc., Class A	172	333,224
Huntington Bancshares, Inc.	20,018	312,081
JPMorgan Chase & Co.	39,409	8,745,644
M&T Bank Corp.	2,298	447,375
PNC Financial Services Group, Inc. (The)	5,512	1,037,744
Regions Financial Corp.	12,710	303,388
Truist Financial Corp.	18,472	795,220
US Bancorp	21,539	1,040,549
Wells Fargo & Co.	47,179	3,062,861
		22,355,581
Investments	Shares	Value
Beverages - 1.2%
Brown-Forman Corp., Class B	4,128	$181,756
Coca-Cola Co.	54,180	3,538,497
Constellation Brands, Inc., Class A	2,245	521,603
Keurig Dr Pepper, Inc.	15,073	496,655
Monster Beverage Corp.*	9,758	514,051
PepsiCo, Inc.	19,062	3,165,817
		8,418,379
Biotechnology - 1.9%
AbbVie, Inc.	24,481	4,990,941
Alnylam Pharmaceuticals, Inc.*	1,738	463,333
Amgen, Inc.	7,421	2,375,907
Biogen, Inc.*	2,007	349,218
BioMarin Pharmaceutical, Inc.*	2,604	171,578
Gilead Sciences, Inc.	17,272	1,534,099
Incyte Corp.*	2,265	167,882
Moderna, Inc.*	4,646	252,557
Regeneron Pharmaceuticals, Inc.*	1,466	1,228,801
Vertex Pharmaceuticals, Inc.*	3,569	1,698,773
		13,233,089
Broadline Retail - 3.9%
Amazon.com, Inc.*	131,339	24,481,589
Coupang, Inc., Class A*	16,627	428,810
eBay, Inc.	7,019	403,663
MercadoLibre, Inc.*	677	1,379,171
		26,693,233
Building Products - 0.6%
Builders FirstSource, Inc.*	1,686	288,980
Carlisle Cos, Inc.	642	271,072
Carrier Global Corp.	11,633	845,952
Johnson Controls International plc	9,262	699,744
Lennox International, Inc.	442	266,336
Masco Corp.	3,050	243,726
Trane Technologies plc	3,125	1,156,749
		3,772,559
Capital Markets - 3.2%
Ameriprise Financial, Inc.	1,376	702,173
Ares Management Corp., Class A	2,567	430,435
Bank of New York Mellon Corp. (The)	10,215	769,802
Blackrock, Inc.	2,059	2,019,941
Blackstone, Inc.	10,008	1,678,842
Carlyle Group, Inc. (The)	2,992	149,690
Charles Schwab Corp. (The)	19,894	1,409,092
CME Group, Inc., Class A	4,986	1,123,645
Coinbase Global, Inc., Class A*	2,735	490,249
FactSet Research Systems, Inc.	526	238,836
Goldman Sachs Group, Inc. (The)	4,483	2,321,252

See accompanying Notes to Financial Statements.

Schedule of Investments (Continued) TCW Transform 500 ETF

October 31, 2024

Investments	Shares	Value
Intercontinental Exchange, Inc.	7,929	$1,235,893
KKR & Co., Inc.	9,193	1,270,840
LPL Financial Holdings, Inc.	1,035	292,056
Moody’s Corp.	2,196	997,072
Morgan Stanley	17,328	2,014,380
MSCI, Inc., Class A	1,096	626,035
Nasdaq, Inc.	5,366	396,655
Northern Trust Corp.	2,828	284,271
Raymond James Financial, Inc.	2,616	387,744
S&P Global, Inc.	4,339	2,084,281
State Street Corp.	4,168	386,790
T Rowe Price Group, Inc.	3,075	337,820
		21,647,794
Chemicals - 1.3%
Air Products & Chemicals, Inc.	3,081	956,743
Celanese Corp., Class A	1,510	190,215
CF Industries Holdings, Inc.	2,520	207,220
Corteva, Inc.	9,657	588,304
Dow, Inc.	9,716	479,776
DuPont de Nemours, Inc.	5,791	480,595
Ecolab, Inc.	3,524	865,953
International Flavors & Fragrances, Inc.	3,536	351,584
Linde plc	6,652	3,034,309
LyondellBasell Industries NV, Class A	3,584	311,270
PPG Industries, Inc.	3,268	406,899
Sherwin-Williams Co.	3,244	1,163,850
Westlake Corp.	469	61,880
		9,098,598
Commercial Services & Supplies - 0.6%
Cintas Corp.	4,800	987,888
Copart, Inc.*	12,103	622,941
Republic Services, Inc., Class A	2,841	562,518
Rollins, Inc.	4,083	192,473
Veralto Corp.	3,276	334,774
Waste Management, Inc.	5,093	1,099,325
		3,799,919
Communications Equipment - 0.8%
Arista Networks, Inc.*	3,557	1,374,567
Cisco Systems, Inc. (Delaware)	55,886	3,060,876
Motorola Solutions, Inc.	2,303	1,034,853
		5,470,296
Construction & Engineering - 0.1%
EMCOR Group, Inc.	653	291,284
Quanta Services, Inc.	2,018	608,689
		899,973
Investments	Shares	Value
Construction Materials - 0.3%
CRH plc	9,519	$908,398
Martin Marietta Materials, Inc.	856	507,043
Vulcan Materials Co.	1,840	504,031
		1,919,472
Consumer Finance - 0.6%
American Express Co.	7,837	2,116,618
Capital One Financial Corp.	5,271	858,066
Discover Financial Services	3,461	513,716
Synchrony Financial	5,566	306,909
		3,795,309
Consumer Staples Distribution & Retail - 1.9%
Costco Wholesale Corp.	6,152	5,377,954
Dollar General Corp.	3,038	243,162
Dollar Tree, Inc.*	2,859	184,806
Kroger Co.	9,376	522,900
Sysco Corp.	6,900	517,155
Target Corp.	6,395	959,506
Walmart, Inc.	60,115	4,926,424
		12,731,907
Containers & Packaging - 0.2%
Amcor plc	20,043	223,079
Avery Dennison Corp.	1,113	230,424
Ball Corp.	4,368	258,804
International Paper Co.	4,752	263,926
Packaging Corp. of America	1,233	282,283
		1,258,516
Distributors - 0.1%
Genuine Parts Co.	1,941	222,633
Pool Corp.	522	188,776
		411,409
Diversified REITs - 0.0%†
WP Carey, Inc.	3,015	167,996

Diversified Telecommunication Services - 0.7%
AT&T, Inc.	99,146	2,234,751
Verizon Communications, Inc.	58,288	2,455,673
		4,690,424
Electric Utilities - 1.6%
American Electric Power Co., Inc.	7,373	728,084
Avangrid, Inc.	995	35,531
Constellation Energy Corp.	4,364	1,147,557
Duke Energy Corp.	10,689	1,232,121
Edison International	5,316	438,038
Entergy Corp.	2,925	452,732
Evergy, Inc.	3,183	192,381
Eversource Energy	4,846	319,109

See accompanying Notes to Financial Statements.

Schedule of Investments (Continued) TCW Transform 500 ETF

October 31, 2024

Investments	Shares	Value
Exelon Corp.	13,798	$542,261
FirstEnergy Corp.	7,029	294,023
NextEra Energy, Inc.	28,422	2,252,443
NRG Energy, Inc.	2,883	260,623
PG&E Corp.	29,598	598,472
PPL Corp.	10,227	332,991
Southern Co.	15,120	1,376,374
Xcel Energy, Inc.	7,649	511,030
		10,713,770
Electrical Equipment - 0.8%
AMETEK, Inc.	3,196	585,955
Eaton Corp. plc	5,537	1,835,959
Emerson Electric Co.	7,896	854,900
GE Vernova, Inc.*	3,799	1,146,006
Hubbell, Inc., Class B	740	316,002
Rockwell Automation, Inc.	1,588	423,535
Vertiv Holdings Co., Class A	5,004	546,887
		5,709,244
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp., Class A	16,571	1,110,589
CDW Corp.	1,854	348,978
Corning, Inc.	10,724	510,355
Jabil, Inc.	1,523	187,466
Keysight Technologies, Inc.*	2,410	359,114
TE Connectivity plc	4,240	625,061
Teledyne Technologies, Inc.*	651	296,413
Trimble, Inc.*	3,381	204,551
Zebra Technologies Corp., Class A*	708	270,435
		3,912,962
Energy Equipment & Services - 0.2%
Baker Hughes Co., Class A	13,955	531,406
Halliburton Co.	12,267	340,287
Schlumberger NV	19,790	792,985
		1,664,678
Entertainment - 1.3%
Electronic Arts, Inc.	3,381	510,024
Liberty Media Corp.-Liberty Formula One, Class A*	307	22,792
Liberty Media Corp.-Liberty Formula One, Class C*	2,912	232,494
Live Nation Entertainment, Inc.*	2,055	240,723
Netflix, Inc.*	5,951	4,499,135
ROBLOX Corp., Class A*	7,249	374,918
Take-Two Interactive Software, Inc.*	2,260	365,487
Walt Disney Co.	25,180	2,422,316
Warner Bros Discovery, Inc.*	30,965	251,745
		8,919,634
Investments	Shares	Value
Financial Services - 4.3%
Apollo Global Management, Inc.	5,508	$789,076
Berkshire Hathaway, Inc., Class B*	24,968	11,258,572
Block, Inc., Class A*	7,670	554,694
Corebridge Financial, Inc.	3,208	101,918
Corpay, Inc.*	957	315,542
Fidelity National Information Services, Inc.	7,776	697,740
Fiserv, Inc.*	7,928	1,568,951
Global Payments, Inc.	3,510	364,022
Mastercard, Inc., Class A	11,363	5,676,841
PayPal Holdings, Inc.*	14,161	1,122,967
Visa, Inc., Class A	23,162	6,713,506
		29,163,829
Food Products - 0.7%
Archer-Daniels-Midland Co.	6,607	364,772
Bunge Global S.A.	1,957	164,427
Campbell Soup Co.	2,749	128,241
Conagra Brands, Inc.	6,623	191,670
General Mills, Inc.	7,729	525,727
Hershey Co.	2,045	363,151
Hormel Foods Corp.	4,016	122,689
J M Smucker Co.	1,468	166,633
Kellanova	3,653	294,614
Kraft Heinz Co.	12,216	408,747
McCormick & Co., Inc.	3,480	272,275
Mondelez International, Inc., Class A	18,596	1,273,455
Tyson Foods, Inc., Class A	3,899	228,442
		4,504,843
Gas Utilities - 0.0%†
Atmos Energy Corp.	2,086	289,495

Ground Transportation - 0.9%
CSX Corp.	27,098	911,577
JB Hunt Transport Services, Inc.	1,154	208,435
Norfolk Southern Corp.	3,136	785,348
Old Dominion Freight Line, Inc.	2,630	529,472
Uber Technologies, Inc.*	27,883	2,008,971
Union Pacific Corp.	8,444	1,959,599
		6,403,402
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	24,048	2,726,322
Align Technology, Inc.*	1,038	212,821
Baxter International, Inc.	7,016	250,471
Becton Dickinson & Co.	4,026	940,433
Boston Scientific Corp.*	20,288	1,704,598
Cooper Cos, Inc. (The)*	2,743	287,137
Dexcom, Inc.*	5,507	388,133

See accompanying Notes to Financial Statements.

Schedule of Investments (Continued) TCW Transform 500 ETF

October 31, 2024

Investments	Shares	Value
Edwards Lifesciences Corp.*	8,344	$559,131
GE HealthCare Technologies, Inc.	5,444	475,533
Hologic, Inc.*	3,226	260,887
IDEXX Laboratories, Inc.*	1,143	465,110
Insulet Corp.*	967	223,890
Intuitive Surgical, Inc.*	4,890	2,463,778
Medtronic plc	17,785	1,587,311
ResMed, Inc.	2,036	493,669
STERIS plc	1,368	303,491
Stryker Corp.	4,988	1,777,125
Zimmer Biomet Holdings, Inc.	2,849	304,615
		15,424,455
Health Care Providers & Services - 2.2%
Cardinal Health, Inc.	3,374	366,146
Cencora, Inc.	2,367	539,865
Centene Corp.*	7,269	452,568
Cigna Group (The)	3,865	1,216,741
CVS Health Corp.	17,388	981,726
Elevance Health, Inc.	3,216	1,304,924
HCA Healthcare, Inc.	2,587	928,060
Humana, Inc.	1,669	430,318
Labcorp Holdings, Inc.	1,176	268,446
McKesson Corp.	1,804	903,064
Molina Healthcare, Inc.*	801	257,297
Quest Diagnostics, Inc.	1,538	238,129
UnitedHealth Group, Inc.	12,749	7,196,812
		15,084,096
Health Care REITs - 0.3%
Alexandria Real Estate Equities, Inc.	2,155	240,390
Ventas, Inc.	5,579	365,369
Welltower, Inc.	8,446	1,139,196
		1,744,955
Health Care Technology - 0.1%
Veeva Systems, Inc., Class A*	2,050	428,102

Hotels, Restaurants & Leisure - 2.0%
Airbnb, Inc., Class A*	5,902	795,531
Booking Holdings, Inc.	466	2,179,133
Carnival Corp.*	13,857	304,854
Chipotle Mexican Grill, Inc., Class A*	18,895	1,053,774
Darden Restaurants, Inc.	1,669	267,073
Domino’s Pizza, Inc.	482	199,418
DoorDash, Inc., Class A*	4,255	666,759
DraftKings, Inc., Class A*	6,599	233,077
Expedia Group, Inc.*	1,755	274,324
Hilton Worldwide Holdings, Inc.	3,399	798,255
Las Vegas Sands Corp.	5,627	291,760
Marriott International, Inc., Class A	3,212	835,184
Investments	Shares	Value
McDonald’s Corp.	10,011	$2,924,313
MGM Resorts International*	3,338	123,072
Royal Caribbean Cruises Ltd.	3,255	671,669
Starbucks Corp.	15,747	1,538,482
Yum! Brands, Inc.	3,888	509,950
		13,666,628
Household Durables - 0.4%
DR Horton, Inc.	4,128	697,632
Garmin Ltd.	2,133	423,081
Lennar Corp., Class A	3,271	557,051
Lennar Corp., Class B	137	21,964
NVR, Inc.*	42	384,418
PulteGroup, Inc.	2,911	377,062
		2,461,208
Household Products - 1.1%
Church & Dwight Co., Inc.	3,416	341,293
Clorox Co.	1,715	271,913
Colgate-Palmolive Co.	11,327	1,061,453
Kimberly-Clark Corp.	4,679	627,828
Procter & Gamble Co.	32,722	5,405,020
		7,707,507
Independent Power & Renewable Electricity Producers - 0.1%
Vistra Corp.	4,486	560,571

Industrial Conglomerates - 0.4%
3M Co.	7,660	984,080
Honeywell International, Inc.	9,027	1,856,674
		2,840,754
Industrial REITs - 0.2%
Prologis, Inc.	12,808	1,446,536

Insurance - 2.1%
Aflac, Inc.	6,998	733,320
Allstate Corp. (The)	3,624	675,948
American International Group, Inc.	8,992	682,313
Aon plc, Class A	3,006	1,102,811
Arch Capital Group Ltd.*	5,166	509,161
Arthur J Gallagher & Co.	3,013	847,256
Brown & Brown, Inc.	3,393	355,044
Chubb Ltd.	5,210	1,471,512
Cincinnati Financial Corp.	2,147	302,362
Erie Indemnity Co., Class A	349	156,645
Everest Group Ltd.	602	214,077
Hartford Financial Services Group, Inc. (The)	4,079	450,485
Loews Corp.	2,575	203,322
Markel Group, Inc.*	177	272,936

See accompanying Notes to Financial Statements.

Schedule of Investments (Continued) TCW Transform 500 ETF

October 31, 2024

Investments	Shares	Value
Marsh & McLennan Cos, Inc.	6,836	$1,491,889
MetLife, Inc.	8,274	648,847
Principal Financial Group, Inc.	3,233	266,399
Progressive Corp. (The)	8,104	1,967,895
Prudential Financial, Inc.	5,002	612,645
Travelers Cos, Inc. (The)	3,160	777,170
W R Berkley Corp.	4,265	243,830
Willis Towers Watson plc	1,427	431,225
		14,417,092
Interactive Media & Services - 6.5%
Alphabet, Inc., Class A	81,237	13,900,463
Alphabet, Inc., Class C	72,171	12,463,210
Meta Platforms, Inc., Class A	30,385	17,245,919
Pinterest, Inc., Class A*	8,262	262,649
Snap, Inc., Class A*	15,003	182,436
		44,054,677
IT Services - 1.3%
Accenture plc, Class A	8,693	2,997,521
Akamai Technologies, Inc.*	2,111	213,380
Cloudflare, Inc., Class A*	4,170	365,751
Cognizant Technology Solutions Corp., Class A	6,951	518,475
Gartner, Inc.*	1,062	533,655
GoDaddy, Inc., Class A*	1,855	309,414
International Business Machines Corp.	12,738	2,633,199
MongoDB, Inc., Class A*	985	266,344
Okta, Inc., Class A*	2,225	159,955
Snowflake, Inc., Class A*	4,524	519,446
VeriSign, Inc.*	1,198	211,854
		8,728,994
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	4,052	528,016
Avantor, Inc.*	9,367	209,540
Danaher Corp.	8,920	2,191,287
Illumina, Inc.*	2,198	316,820
IQVIA Holdings, Inc.*	2,530	520,725
Mettler-Toledo International, Inc.*	297	383,650
Revvity, Inc.	1,711	202,907
Thermo Fisher Scientific, Inc.	5,293	2,891,672
Waters Corp.*	819	264,627
West Pharmaceutical Services, Inc.	1,010	311,009
		7,820,253
Machinery - 1.6%
Caterpillar, Inc.	6,781	2,551,013
CNH Industrial NV	12,561	141,060
Cummins, Inc.	1,884	619,798
Investments	Shares	Value
Deere & Co.	3,512	$1,421,271
Dover Corp.	1,902	360,106
Fortive Corp.	4,871	347,936
IDEX Corp.	1,044	224,084
Illinois Tool Works, Inc.	4,126	1,077,422
Ingersoll Rand, Inc.	5,603	537,888
Otis Worldwide Corp.	5,607	550,607
PACCAR, Inc.	7,132	743,725
Parker-Hannifin Corp.	1,779	1,128,011
Stanley Black & Decker, Inc.	2,117	196,754
Westinghouse Air Brake Technologies Corp.	2,428	456,415
Xylem, Inc./NY	3,339	406,623
		10,762,713
Media - 0.6%
Charter Communications, Inc., Class A*	1,367	447,843
Comcast Corp., Class A	53,559	2,338,922
Fox Corp., Class A	3,215	135,030
Fox Corp., Class B	1,848	71,998
Omnicom Group, Inc.	2,712	273,912
Sirius XM Holdings, Inc.	3,337	88,964
Trade Desk, Inc. (The), Class A*	6,175	742,297
		4,098,966
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	19,888	895,358
Newmont Corp.	15,958	725,132
Nucor Corp.	3,312	469,774
Reliance, Inc.	772	221,054
Southern Copper Corp.	1,208	132,336
Steel Dynamics, Inc.	2,045	266,873
		2,710,527
Multi-Utilities - 0.6%
Ameren Corp.	3,692	321,610
CenterPoint Energy, Inc.	8,858	261,577
CMS Energy Corp.	4,128	287,350
Consolidated Edison, Inc.	4,786	486,640
Dominion Energy, Inc.	11,599	690,488
DTE Energy Co.	2,856	354,772
Public Service Enterprise Group, Inc.	6,899	616,840
Sempra	8,726	727,488
WEC Energy Group, Inc.	4,370	417,466
		4,164,231
Oil, Gas & Consumable Fuels - 3.2%
Cheniere Energy, Inc.	3,169	606,483
Chevron Corp.	23,479	3,494,145
ConocoPhillips	16,125	1,766,333

See accompanying Notes to Financial Statements.

Schedule of Investments (Continued) TCW Transform 500 ETF

October 31, 2024

Investments	Shares	Value
Coterra Energy, Inc.	10,327	$247,022
Devon Energy Corp.	8,742	338,141
Diamondback Energy, Inc.	2,396	423,541
EOG Resources, Inc.	7,952	969,826
EQT Corp.	7,822	285,816
Exxon Mobil Corp.	61,540	7,186,640
Hess Corp.	3,859	518,958
Kinder Morgan, Inc.	27,248	667,848
Marathon Oil Corp.	7,803	216,143
Marathon Petroleum Corp.	4,724	687,200
Occidental Petroleum Corp.	8,734	437,661
ONEOK, Inc.	8,068	781,628
Phillips 66	5,791	705,460
Targa Resources Corp.	3,068	512,233
Texas Pacific Land Corp.	269	313,654
Valero Energy Corp.	4,431	574,967
Williams Cos, Inc. (The)	16,841	881,963
		21,615,662
Passenger Airlines - 0.2%
Delta Air Lines, Inc.	8,893	508,857
Southwest Airlines Co.	8,225	251,521
United Airlines Holdings, Inc.*	4,528	354,361
		1,114,739
Personal Care Products - 0.1%
Estee Lauder Cos, Inc. (The), Class A	3,216	221,711
Kenvue, Inc.	24,025	550,893
		772,604
Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co.	28,210	1,573,272
Eli Lilly & Co.	11,728	9,731,191
Johnson & Johnson	33,376	5,335,487
Merck & Co., Inc.	35,138	3,595,320
Pfizer, Inc.	78,569	2,223,503
Royalty Pharma plc, Class A	5,574	150,498
Viatris, Inc.	16,635	192,966
Zoetis, Inc., Class A	6,326	1,130,962
		23,933,199
Professional Services - 0.7%
Automatic Data Processing, Inc.	5,651	1,634,494
Booz Allen Hamilton Holding Corp., Class A	1,777	322,810
Broadridge Financial Solutions, Inc.	1,626	342,858
Equifax, Inc.	1,706	452,124
Jacobs Solutions, Inc.	1,744	245,172
Leidos Holdings, Inc.	1,862	341,044
Paychex, Inc.	4,486	625,034
SS&C Technologies Holdings, Inc.	2,986	208,811
Investments	Shares	Value
TransUnion	2,685	$271,991
Verisk Analytics, Inc., Class A	1,980	543,946
		4,988,284
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	4,215	552,039
CoStar Group, Inc.*	5,647	411,045
		963,084
Residential REITs - 0.3%
AvalonBay Communities, Inc.	1,963	435,019
Equity Residential	4,759	334,891
Essex Property Trust, Inc.	889	252,352
Invitation Homes, Inc.	7,925	248,924
Mid-America Apartment Communities, Inc.	1,617	244,717
Sun Communities, Inc.	1,717	227,812
		1,743,715
Retail REITs - 0.2%
Realty Income Corp.	12,069	716,537
Simon Property Group, Inc.	4,252	719,098
		1,435,635
Semiconductors & Semiconductor Equipment - 11.1%
Advanced Micro Devices, Inc.*	22,356	3,220,828
Analog Devices, Inc.	6,879	1,534,774
Applied Materials, Inc.	11,469	2,082,541
Broadcom, Inc.	63,315	10,748,987
Enphase Energy, Inc.*	1,894	157,278
Entegris, Inc.	2,074	217,169
First Solar, Inc.*	1,409	274,022
Intel Corp.	59,012	1,269,938
KLA Corp.	1,866	1,243,185
Lam Research Corp.	18,060	1,342,761
Marvell Technology, Inc.	11,926	955,392
Microchip Technology, Inc.	7,360	540,003
Micron Technology, Inc.	15,360	1,530,624
Monolithic Power Systems, Inc.	645	489,749
NVIDIA Corp.	328,781	43,648,965
NXP Semiconductors NV	3,546	831,537
ON Semiconductor Corp.*	5,963	420,332
QUALCOMM, Inc.	15,474	2,518,703
Skyworks Solutions, Inc.	2,215	193,990
Teradyne, Inc.	2,163	229,732
Texas Instruments, Inc.	12,645	2,568,958
		76,019,468
Software - 10.5%
Adobe, Inc.*	6,147	2,938,758
ANSYS, Inc.*	1,205	386,094
AppLovin Corp., Class A*	2,877	487,335

See accompanying Notes to Financial Statements.

Schedule of Investments (Continued) TCW Transform 500 ETF

October 31, 2024

Investments	Shares	Value
Aspen Technology, Inc.*	375	$88,024
Atlassian Corp., Class A*	2,191	413,091
Autodesk, Inc.*	2,961	840,332
Cadence Design Systems, Inc.*	3,765	1,039,592
Crowdstrike Holdings, Inc., Class A*	3,184	945,234
Datadog, Inc., Class A*	4,089	512,924
Dynatrace, Inc.*	3,828	205,946
Fair Isaac Corp.*	341	679,651
Fortinet, Inc.*	9,015	709,120
Gen Digital, Inc.	7,958	231,657
HubSpot, Inc.*	706	391,682
Intuit, Inc.	3,882	2,369,185
Microsoft Corp.	103,051	41,874,774
MicroStrategy, Inc., Class A*	2,421	591,935
Oracle Corp.	22,160	3,719,334
Palantir Technologies, Inc., Class A*	27,617	1,147,763
Palo Alto Networks, Inc.*	4,474	1,612,116
PTC, Inc.*	1,653	306,350
Roper Technologies, Inc.	1,476	793,689
Salesforce, Inc.	12,858	3,746,435
ServiceNow, Inc.*	2,855	2,663,686
Synopsys, Inc.*	2,123	1,090,394
Tyler Technologies, Inc.*	581	351,848
Workday, Inc., Class A*	2,936	686,584
Zoom Video Communications, Inc., Class A*	3,326	248,585
Zscaler, Inc.*	1,276	230,688
		71,302,806
Specialized REITs - 1.0%
American Tower Corp.	6,462	1,379,895
Crown Castle, Inc.	6,000	644,940
Digital Realty Trust, Inc.	4,497	801,500
Equinix, Inc.	1,316	1,195,033
Extra Space Storage, Inc.	2,926	477,816
Iron Mountain, Inc.	4,047	500,735
Public Storage	2,195	722,287
SBA Communications Corp., Class A	1,495	343,058
VICI Properties, Inc., Class A	14,343	455,534
Weyerhaeuser Co.	10,088	314,342
		6,835,140
Specialty Retail - 2.0%
AutoZone, Inc.*	236	710,124
Best Buy Co., Inc.	2,717	245,698
Burlington Stores, Inc.*	881	218,285
CarMax, Inc.*	2,194	158,802
Carvana Co., Class A*	1,587	392,481
Home Depot, Inc. (The)	13,740	5,410,125
Investments	Shares	Value
Lowe’s Cos, Inc.	7,900	$2,068,457
O’Reilly Automotive, Inc.*	798	920,206
Ross Stores, Inc.	4,535	633,630
TJX Cos, Inc. (The)	15,683	1,772,649
Tractor Supply Co.	1,498	397,734
Ulta Beauty, Inc.*	664	245,003
Williams-Sonoma, Inc.	1,683	225,741
		13,398,935
Technology Hardware, Storage & Peripherals - 7.0%
Apple, Inc.	198,608	44,867,533
Dell Technologies, Inc., Class C	3,659	452,362
Hewlett Packard Enterprise Co.	18,019	351,190
HP, Inc.	13,672	485,629
NetApp, Inc.	2,863	330,133
Pure Storage, Inc., Class A*	4,257	213,063
Seagate Technology Holdings plc	2,791	280,133
Super Micro Computer, Inc.*	6,924	201,558
Western Digital Corp.*	4,481	292,654
		47,474,255
Textiles, Apparel & Luxury Goods - 0.3%
Deckers Outdoor Corp.*	2,134	343,339
Lululemon Athletica, Inc.*	1,535	457,277
NIKE, Inc., Class B	16,425	1,266,860
		2,067,476
Tobacco - 0.6%
Altria Group, Inc.	23,653	1,288,142
Philip Morris International, Inc.	21,503	2,853,448
		4,141,590
Trading Companies & Distributors - 0.4%
Fastenal Co.	7,921	619,264
Ferguson Enterprises, Inc.	2,820	554,807
United Rentals, Inc.	921	748,589
Watsco, Inc.	482	227,991
WW Grainger, Inc.	619	686,613
		2,837,264
Water Utilities - 0.1%
American Water Works Co., Inc.	2,699	372,759

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.	6,763	1,509,231

Total Common Stocks (Cost $556,672,761)		678,807,047

See accompanying Notes to Financial Statements.

Schedule of Investments (Continued) TCW Transform 500 ETF

October 31, 2024

Investments	Principal	Value
Short-Term Investments - 0.0%†
Time Deposit - 0.0%†
Sumitomo Mitsui Banking Corp., London 4.18% 11/1/2024 (Cost $249,715)	$249,715	$249,715

Total Investments - 99.9% (Cost $556,922,476)		$679,056,762
Other Assets Less Liabilities - 0.1%		343,798
Net Assets - 100.0%		$679,400,560

*	Non-income producing security.
†	Represents less than 0.05%.

Futures Contracts Purchased

TCW Transform 500 ETF had the following open long futures contracts as of October 31, 2024:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Market Value	Net Unrealized Appreciation
S&P 500 Micro E-Mini Index	10	12/20/2024	USD	$284,421	$286,925	$2,504

Fair Value Measurement

The Fund discloses the fair market value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

	Level 1*	Level 2*	Level 3*	Total
Investments
Assets
Common Stocks**	$678,807,047	$-	$-	$678,807,047
Short-Term Investments
Time Deposit	249,715	-	-	249,715
Total Investments	$679,056,762	$-	$-	$679,056,762

Other Financial Instruments
Assets
Futures Contracts***	$2,504	$-	$-	$2,504
Total Other Financial Instruments	$2,504	$-	$-	$2,504

*	Please refer to Note 2.
**	Please refer to the Schedule of Investments to view securities segregated by industry.
***	Futures Contracts Purchased.

See accompanying Notes to Financial Statements.

Schedule of Investments TCW Transform Supply Chain ETF

October 31, 2024

Investments	Shares	Value
COMMON STOCKS - 95.8%

Aerospace & Defense - 6.7%
TransDigm Group, Inc.	1,103	$1,436,437

Building Products - 8.1%
Advanced Drainage Systems, Inc.	4,778	716,127
Trane Technologies plc	2,782	1,029,785
		1,745,912
Commercial Services & Supplies - 17.8%
GFL Environmental, Inc.	23,918	999,772
Waste Connections, Inc.	11,102	1,962,280
Waste Management, Inc.	3,937	849,801
		3,811,853
Construction & Engineering - 6.6%
WillScot Holdings Corp.*	42,536	1,409,643

Construction Materials - 12.5%
Martin Marietta Materials, Inc.	2,593	1,535,937
Vulcan Materials Co.	4,248	1,163,655
		2,699,592
Electrical Equipment - 4.6%
Eaton Corp. plc	2,981	988,440

Ground Transportation - 8.6%
Canadian Pacific Kansas City Ltd.	13,542	1,044,901
CSX Corp.	15,703	528,249
Saia, Inc.*	556	271,667
		1,844,817
Industrial Conglomerates - 1.0%
Siemens AG	1,139	221,028

Metals & Mining - 2.3%
Teck Resources Ltd., Class B	10,868	505,253

Semiconductors & Semiconductor Equipment - 16.5%
Lam Research Corp.	3,733	277,549
Micron Technology, Inc.	7,036	701,137
NVIDIA Corp.	7,931	1,052,920
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	7,855	1,496,691
		3,528,297
Software - 5.2%
PTC, Inc.*	6,085	1,127,733

Trading Companies & Distributors - 5.9%
Ferguson Enterprises, Inc.	5,359	1,054,330
United Rentals, Inc.	269	218,643
		1,272,973
Investments	Shares	Value
Total Common Stocks (Cost $18,290,593)		$20,591,978

	Principal
Short-Term Investments - 2.8%
Time Deposit - 2.8%
Citibank, New York 4.18%11/1/2024 (Cost $611,595)	$611,595	611,595

Total Investments - 98.6% (Cost $18,902,188)		$21,203,573
Other Assets Less Liabilities - 1.4%		308,730
Net Assets - 100.0%		$21,512,303

*	Non-income producing security.

See accompanying Notes to Financial Statements.

Schedule of Investments (Continued) TCW Transform Supply Chain ETF

October 31, 2024

Fair Value Measurement

The Fund discloses the fair market value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

	Level 1*	Level 2*	Level 3*	Total
Investments
Assets
Common Stocks**	$20,591,978	$-	$-	$20,591,978
Short-Term Investments
Time Deposit	611,595	-	-	611,595
Total Investments	$21,203,573	$-	$-	$21,203,573

*	Please refer to Note 2.
**	Please refer to the Schedule of Investments to view securities segregated by industry.

See accompanying Notes to Financial Statements.

Schedule of Investments TCW Transform Systems ETF

October 31, 2024

Investments	Shares	Value
COMMON STOCKS - 96.9%

Aerospace & Defense - 21.1%
Airbus SE	76,671	$11,689,187
General Electric Co.	113,091	19,426,773
Safran S.A.	73,447	16,601,552
		47,717,512
Building Products - 5.0%
Trane Technologies plc	30,163	11,165,136

Commercial Services & Supplies - 12.9%
Republic Services, Inc., Class A	103,850	20,562,300
Waste Management, Inc.	38,940	8,405,199
		28,967,499
Electric Utilities - 1.5%
Constellation Energy Corp.	12,618	3,318,029

Electrical Equipment - 16.6%
GE Vernova, Inc.*	39,327	11,863,383
Hubbell, Inc., Class B	11,207	4,785,725
nVent Electric plc	31,244	2,329,865
Schneider Electric SE	16,718	4,313,483
Vertiv Holdings Co., Class A	130,504	14,262,782
		37,555,238
Ground Transportation - 8.2%
Canadian Pacific Kansas City Ltd.	101,273	7,814,225
Union Pacific Corp.	46,124	10,703,996
		18,518,221
Independent Power & Renewable Electricity Producers - 3.8%
Vistra Corp.	68,384	8,545,265

Machinery - 2.2%
Deere & Co.	5,249	2,124,218
Sandvik AB	148,659	2,916,100
		5,040,318
Oil, Gas & Consumable Fuels - 14.8%
Chevron Corp.	15,408	2,293,019
ConocoPhillips	41,095	4,501,546
Diamondback Energy, Inc.	62,436	11,036,812
Exxon Mobil Corp.	94,094	10,988,297
Occidental Petroleum Corp.	90,248	4,522,327
		33,342,001
Semiconductors & Semiconductor Equipment - 4.3%
Applied Materials, Inc.	29,007	5,267,091
First Solar, Inc.*	22,608	4,396,804
		9,663,895
Investments	Shares	Value
Software - 6.5%
Microsoft Corp.	35,801	$14,547,736

Total Common Stocks (Cost $196,046,997)		218,380,850

	Principal
Short-Term Investments - 2.8%
Time Deposit - 2.8%
Royal Bank of Canada Toronto 4.18% 11/1/2024 (Cost $6,281,746)	$6,281,746	6,281,746

Total Investments - 99.7% (Cost $202,328,743)		$224,662,596
Other Assets Less Liabilities - 0.3%		618,497
Net Assets - 100.0%		$225,281,093

*	Non-income producing security.

See accompanying Notes to Financial Statements.

Schedule of Investments (Continued) TCW Transform Systems ETF

October 31, 2024

Fair Value Measurement

The Fund discloses the fair market value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

	Level 1*	Level 2*	Level 3*	Total
Investments
Assets
Common Stocks**	$218,380,850	$-	$-	$218,380,850
Short-Term Investments
Time Deposit	6,281,746	-	-	6,281,746
Total Investments	$224,662,596	$-	$-	$224,662,596

*	Please refer to Note 2.
**	Please refer to the Schedule of Investments to view securities segregated by industry.

See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities

October 31, 2024

	TCW Artificial Intelligence ETF*	TCW Compounders ETF**	TCW Transform 500 ETF
ASSETS:
Investments in securities at value (Note 2)	$54,814,945	$161,695,474	$678,807,047
Investments in time deposit at value (Note 2)	625,998	5,308,183	249,715
Segregated cash balance with broker for future contracts	-	-	21,920
Foreign currency at value	-	227	-
Receivables:
Dividends and interest	6,897	30	345,102
Securities lending income	-	-	9
Investment securities sold	-	3,082,420	-
Reclaims	-	-	3,452
Unrealized appreciation on futures contracts	-	-	2,504
Total Assets	55,447,840	170,086,334	679,429,749

LIABILITIES:
Payables:
Capital shares purchased	-	1,457,942	-
Management fees (Note 3)	35,698	114,346	28,940
Other Liabilities	-	-	249
Total Liabilities	35,698	1,572,288	29,189

NET ASSETS	$55,412,142	$168,514,046	$679,400,560

NET ASSETS CONSIST OF:
Paid-in capital	$45,008,398	$84,359,694	$570,001,923
Total distributable earnings (accumulated loss)	10,403,744	84,154,352	109,398,637

NET ASSETS	$55,412,142	$168,514,046	$679,400,560
Shares outstanding	2,039,741	4,622,997	10,200,000
Net asset value, per share	$27.17	$36.45	$66.61
Investment in securities at cost	$41,360,144	$93,740,551	$556,672,761
Investments in time deposit at cost	$625,998	$5,308,183	$249,715
Foreign currency at cost	$-	$227	$-

*	The TCW Artificial Intelligence ETF acquired the assets and liabilities of the TCW Artificial Intelligence Equity Fund, a series of the TCW Funds, Inc., at the close of business on May 3, 2024. As a result of the reorganization, the TCW Artificial Intelligence ETF is the accounting successor of the TCW Artificial Intelligence Equity Fund. Financial information above for the period prior to May 3, 2024 reflects the performance and expense limitation agreement that was in place for the TCW Artificial Intelligence Equity Fund.
**	The TCW Compounders ETF acquired the assets and liabilities of the TCW New America Premier Equities Fund, a series of the TCW Funds, Inc., at the close of business on May 3, 2024. As a result of the reorganization, the TCW Compounders ETF is the accounting successor of the TCW New America Premier Equities Fund. Financial information above for the period prior to May 3, 2024 reflects the performance and expense limitation agreement that was in place for the TCW New America Premier Equities Fund.

See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities (Continued)

October 31, 2024

	TCW Transform Supply Chain ETF	TCW Transform Systems ETF
ASSETS:
Investments in securities at value (Note 2)	$20,591,978	$218,380,850
Investments in time deposit at value (Note 2)	611,595	6,281,746
Foreign currency at value	-	68
Receivables:
Dividends and interest	4,383	8,680
Capital shares sold	-	2,916,232
Investment securities sold	317,394	1,723,023
Reclaims	959	9,931
Total Assets	21,526,309	229,320,530

LIABILITIES:
Cash overdraft	-	1,089,019
Payables:
Investment securities purchased	-	2,831,320
Management fees (Note 3)	14,006	119,098
Total Liabilities	14,006	4,039,437

NET ASSETS	$21,512,303	$225,281,093

NET ASSETS CONSIST OF:
Paid-in capital	$19,553,614	$221,768,048
Total distributable earnings (accumulated loss)	1,958,689	3,513,045

NET ASSETS	$21,512,303	$225,281,093
Shares outstanding	330,000	3,090,000
Net asset value, per share	$65.19	$72.91
Investment in securities at cost	$18,290,593	$196,046,997
Investments in time deposit at cost	$611,595	$6,281,746
Foreign currency at cost	$-	$70

See accompanying Notes to Financial Statements.

Statements of Operations

For the Year Ended October 31, 2024

	TCW Artificial Intelligence ETF*	TCW Compounders ETF**	TCW Transform 500 ETF
INVESTMENT INCOME:
Dividend income	$212,754	$1,305,499	$8,729,320
Special dividends (Note 2)	-	480,975	221,013
Interest income	69,216	136,905	11,348
Securities lending income (Note 2)	-	-	81,542
Other income	27	302	396
Foreign withholding tax on dividends	(7,668)	(51,426)	(2,007)
Total Income	274,329	1,872,255	9,041,612

EXPENSES:
Management fees (Note 3)	372,627	1,327,606	317,077
Accounting services fees	478	-	-
Administration fees	21,382	19,938	-
Transfer agent fees	16,748	43,478	-
Custodian fees	2,012	255	-
Professional fees	-	1,685	-
Directors’ fees and expenses	21,796	21,796	-
Registration fees	47,650	45,277	-
Distribution fees	6,439	25,608	-
Shareholder reporting expense	5,383	7,905	-
Other expenses	1,549	6,047	-
Total Expenses	496,064	1,499,595	317,077
Less Expenses Borne by Investment Advisor	(78,366)	(25,482)	-
Net Expenses	417,698	1,474,113	317,077
Net Investment Income (Loss)	(143,369)	398,142	8,724,535

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in securities	(831,245)	17,775,373	(4,585,397)
Foreign currency transactions	(726)	576	-
In-kind redemptions of investments	5,982,600	35,617,174	61,476,759
Expiration or closing of futures contracts	-	-	154,534
Net realized gain (loss)	5,150,629	53,393,123	57,045,896

Change in unrealized appreciation (depreciation) on:
Investments in securities	10,093,750	11,729,043	136,423,823
Translation of assets and liabilities denominated in foreign currencies	-	1,952	-
Future contracts	-	-	12,781
Change in unrealized appreciation (depreciation)	10,093,750	11,730,995	136,436,604
Net realized and unrealized gain (loss) on investments	15,244,379	65,124,118	193,482,500
Net Increase (Decrease) in Net Assets Resulting From Operations	$15,101,010	$65,522,260	$202,207,035

*	The TCW Artificial Intelligence ETF acquired the assets and liabilities of the TCW Artificial Intelligence Equity Fund, a series of the TCW Funds, Inc., at the close of business on May 3, 2024. As a result of the reorganization, the TCW Artificial Intelligence ETF is the accounting successor of the TCW Artificial Intelligence Equity Fund. Financial information above for the period prior to May 3, 2024 reflects the performance and expense limitation agreement that was in place for the TCW Artificial Intelligence Equity Fund.
**	The TCW Compounders ETF acquired the assets and liabilities of the TCW New America Premier Equities Fund, a series of the TCW Funds, Inc., at the close of business on May 3, 2024. As a result of the reorganization, the TCW Compounders ETF is the accounting successor of the TCW New America Premier Equities Fund. Financial information above for the period prior to May 3, 2024 reflects the performance and expense limitation agreement that was in place for the TCW New America Premier Equities Fund.

See accompanying Notes to Financial Statements.

Statements of Operations (Continued)

For the Year Ended October 31, 2024

	TCW Transform Supply Chain ETF	TCW Transform Systems ETF
INVESTMENT INCOME:
Dividend income	$128,235	$1,853,031
Special dividends (Note 2)	87,975	-
Interest income	14,280	107,628
Other income	11	462
Foreign withholding tax on dividends	(6,539)	(61,617)
Total Income	223,962	1,899,504

EXPENSES:
Management fees (Note 3)	115,217	1,030,025
Total Expenses	115,217	1,030,025
Net Expenses	115,217	1,030,025
Net Investment Income (Loss)	108,745	869,479

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in securities	(23,186)	(1,318,532)
Foreign currency transactions	-	(10,408)
In-kind redemptions of investments	1,024,362	25,773,406
Net realized gain (loss)	1,001,176	24,444,466

Change in unrealized appreciation (depreciation) on:
Investments in securities	2,748,210	21,507,404
Translation of assets and liabilities denominated in foreign currencies	8	171
Change in unrealized appreciation (depreciation)	2,748,218	21,507,575
Net realized and unrealized gain (loss) on investments	3,749,394	45,952,041
Net Increase (Decrease) in Net Assets Resulting From Operations	$3,858,139	$46,821,520

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets

	TCW Artificial Intelligence ETF*		TCW Compounders ETF**
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
OPERATIONS:
Net investment income (loss)	$(143,369)	$(37,745)	$398,142	$371,160
Net realized gain (loss) on investments	5,150,629	(505,919)	53,393,123	4,389,252
Net change in unrealized appreciation (depreciation) on investments	10,093,750	2,670,335	11,730,995	19,815,695
Net increase (decrease) in net assets resulting from operations	15,101,010	2,126,671	65,522,260	24,576,107

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	-	-	(354,765)	(6,701)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	38,032,538	22,704,392	53,955,867	28,645,511
Reinvestment of distributions	-	-	248,224	6,345
Cost of shares redeemed	(22,434,283)	(11,092,321)	(118,289,261)	(33,656,440)
Net increase (decrease) in net assets from capital transactions	15,598,255	11,612,071	(64,085,170)	(5,004,584)
Increase (decrease) in net assets	30,699,265	13,738,742	1,082,325	19,564,822

NET ASSETS:
Beginning of year	24,712,877	10,974,135	167,431,721	147,866,899
End of year	$55,412,142	$24,712,877	$168,514,046	$167,431,721

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of year	1,336,540	738,231	6,510,187	6,711,502
Shares sold	1,599,031	1,229,111	1,599,675	1,148,684
Shares repurchased	-	-	8,310	283
Shares redeemed	(895,830)	(630,802)	(3,495,175)	(1,350,282)
Shares outstanding, end of year	2,039,741	1,336,540	4,622,997	6,510,187

*	The TCW Artificial Intelligence ETF acquired the assets and liabilities of the TCW Artificial Intelligence Equity Fund, a series of the TCW Funds, Inc., at the close of business on May 3, 2024. As a result of the reorganization, the TCW Artificial Intelligence ETF is the accounting successor of the TCW Artificial Intelligence Equity Fund. Financial information above for the periods prior to May 3, 2024 reflects the performance and expense limitation agreement that was in place for the TCW Artificial Intelligence Equity Fund.
**	The TCW Compounders ETF acquired the assets and liabilities of the TCW New America Premier Equities Fund, a series of the TCW Funds, Inc., at the close of business on May 3, 2024. As a result of the reorganization, the TCW Compounders ETF is the accounting successor of the TCW New America Premier Equities Fund. Financial information above for the periods prior to May 3, 2024 reflects the performance and expense limitation agreement that was in place for the TCW New America Premier Equities Fund.

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (Continued)

	TCW Transform 500 ETF		TCW Transform Supply Chain ETF
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2024	For the Period February 14, 2023 through October 31, 2023*
OPERATIONS:
Net investment income (loss)	$8,724,535	$6,948,217	$108,745	$29,697
Net realized gain (loss) on investments	57,045,896	(3,685,708)	1,001,176	(145,630)
Net change in unrealized appreciation (depreciation) on investments	136,436,604	33,977,897	2,748,218	(446,825)
Net increase (decrease) in net assets resulting from operations	202,207,035	37,240,406	3,858,139	(562,758)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(8,650,955)	(6,793,601)	(34,584)	(32,526)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	150,666,279	156,383,120	20,915,267	14,174,939	(1)
Cost of shares redeemed	(202,988,859)	(6,088,518)	(12,641,274)	(4,164,900	)(1)
Net increase (decrease) in net assets from capital transactions	(52,322,580)	150,294,602	8,273,993	10,010,039
Increase (decrease) in net assets	141,233,500	180,741,407	12,097,548	9,414,755

NET ASSETS:
Beginning of year/period	538,167,060	357,425,653	9,414,755	-
End of year/period	$679,400,560	$538,167,060	$21,512,303	$9,414,755

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of year/period	11,040,000	7,980,000	200,000	-
Shares sold	2,580,000	3,180,000	340,000	280,001	(1)
Shares redeemed	(3,420,000)	(120,000)	(210,000)	(80,001	)(1)
Shares outstanding, end of year/period	10,200,000	11,040,000	330,000	200,000

*	For the period February 14, 2023 (commencement of investment operations) through October 31, 2023.
(1)	Beginning capital of $50 was contributed by Fund Management at Engine No. 1 LLC, the former investment adviser to the Fund, in exchange for 1 Share of the Fund in connection with the seeding of the Fund. The Share was redeemed by the adviser on the commencement of investment operations on February 14, 2023.

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (Continued)

	TCW Transform Systems ETF
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
OPERATIONS:
Net investment income (loss)	$869,479	$869,478
Net realized gain (loss) on investments	24,444,466	1,924,445
Net change in unrealized appreciation (depreciation) on investments	21,507,575	(1,918,882)
Net increase (decrease) in net assets resulting from operations	46,821,520	875,041

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(924,458)	(878,542)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	141,452,564	94,574,289
Cost of shares redeemed	(86,273,479)	(60,648,547)
Net increase (decrease) in net assets from capital transactions	55,179,085	33,925,742
Increase (decrease) in net assets	101,076,147	33,922,241

NET ASSETS:
Beginning of year	124,204,946	90,282,705
End of year	$225,281,093	$124,204,946

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of year	2,460,000	1,800,000
Shares sold	1,990,000	1,860,000
Shares redeemed	(1,360,000)	(1,200,000)
Shares outstanding, end of year	3,090,000	2,460,000

See accompanying Notes to Financial Statements.

Financial Highlights TCW Artificial Intelligence ETF

For a share outstanding throughout the year presented.

	For the Year Ended October 31, 2024(1)		For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020
Per Share Data:
Net asset value, beginning of year	$18.51		$14.88	$24.99	$18.31	$12.70
Net investment income (loss)(2)	(0.07)		(0.04)	(0.07)	(0.11)	(0.06)
Net realized and unrealized gain (loss) on investments	8.73		3.67	(8.97)	6.79	5.67
Total gain (loss) from investment operations	8.66		3.63	(9.04)	6.68	5.61

Distributions to Shareholders:
Net realized gains	-		-	(1.07)	-	-
Total distributions	-		-	(1.07)	-	-
Net asset value, end of year	$27.17		$18.51	$14.88	$24.99	$18.31
Market value, end of year	$27.15		-	-	-	-

Total Return at Net Asset Value(3)	46.77%		24.40%	-37.81%	36.48%	44.17%

Total Return at Market Value(3)	46.68%		-	-	-	-

Ratios/Supplemental Data:
Net assets, end of year (000’s omitted)	$55,412		$20,609	$7,780	$13,542	$6,826
Ratio to average net assets of:
Expenses Before Reimbursement	0.90%		1.57%	1.78%	1.66%	2.81%
Net Expenses	0.81%		0.90%	0.90%	0.90%	0.90%
Net investment income	(0.27)%		(0.21)%	(0.38)%	(0.51)%	(0.41)%
Portfolio turnover rate(4)	25	%(5)	32%	47%	88%	24%

(1)	The TCW Artificial Intelligence ETF acquired the assets and liabilities of the TCW Artificial Intelligence Equity Fund, a series of the TCW Funds, Inc., at the close of business on May 3, 2024. As a result of the reorganization, the TCW Artificial Intelligence ETF is the accounting successor of the TCW Artificial Intelligence Equity Fund. Financial information above for the periods prior to May 3, 2024 reflect the performance and expense limitation agreements that were in place for Class I of the TCW Artificial Intelligence Equity Fund.
(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period. Market values are based on the trade price at which shares are bought and sold on the New York Stock Exchange LLC using the closing price. Total return calculated for a period of less than one year is not annualized.
(4)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(5)	The portfolio turnover calculation was adjusted to exclude the value of securities acquired in connection with the Fund’s acquisition of the assets and liabilities of the TCW Artificial Intelligence Equity Fund at the close of business on May 3, 2024. The portfolio turnover rate would have been 25% without the adjustment.

See accompanying Notes to Financial Statements.

Financial Highlights TCW Compounders ETF

For a share outstanding throughout the year presented.

	For the Year Ended October 31, 2024(1)		For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020
Per Share Data:
Net asset value, beginning of year	$25.76		$22.06	$31.80	$22.64	$20.34
Net investment income (loss)(2)	0.08	(3)	0.06	(0.05)	0.11	0.01
Net realized and unrealized gain (loss) on investments	10.67		3.64	(6.03)	9.05	2.48
Total gain (loss) from investment operations	10.75		3.70	(6.08)	9.16	2.49

Distributions to Shareholders:
Net investment income	(0.06)		- (4)	-	- (4)	(0.10)
Net realized gains	-		-	(3.66)	-	(0.09)
Total distributions	(0.06)		- (4)	(3.66)	- (4)	(0.19)
Net asset value, end of year	$36.45		$25.76	$22.06	$31.80	$22.64
Market value, end of year	$36.42		-	-	-	-

Total Return at Net Asset Value(5)	41.78%		16.78%	-21.95%	40.46%	12.31%

Total Return at Market Value(5)	41.66%		-	-	-	-

Ratios/Supplemental Data:
Net assets, end of year (000’s omitted)	$168,514		$145,705	$128,086	$201,523	$153,647
Ratio to average net assets of:
Expenses Before Reimbursement	0.76%		0.79%	0.81%	0.80%	0.83%
Net Expenses	0.76%		0.79%	0.81%	0.80%	0.83%
Net investment income	0.24%		0.25%	(0.19)%	0.37%	0.03%
Net investment income excluding
special dividends	(0.03)%		0.25%	(0.19)%	0.37%	0.03%
Portfolio turnover rate(6)	40	%(7)	34%	52%	135%	88%

(1)	The TCW Compounders ETF acquired the assets and liabilities of the TCW New America Premier Equities Fund, a series of the TCW Funds, Inc., at the close of business on May 3, 2024. As a result of the reorganization, the TCW Compounders ETF is the accounting successor of the TCW New America Premier Equities Fund. Financial information above for the periods prior to May 3, 2024 reflect the performance and expense limitation agreements that were in place for Class I of the TCW New America Premier Equities Fund. Class I of the TCW New America Premier Equities Fund did not exceed its expense limitation during the prior periods.
(2)	Based on average daily shares outstanding.
(3)	This ratio reflects the inclusion of large, non-recurring dividends (special dividends) recognized by the Fund during the period. If a special dividend had not been received during a period, this ratio would have been lower. The net investment income (loss) per share excluding special dividends is $(0.03) for the year ended October 31, 2024.
(4)	Amount rounds to less than $0.01 per share.
(5)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period. Market values are based on the trade price at which shares are bought and sold on the New York Stock Exchange LLC using the closing price. Total return calculated for a period of less than one year is not annualized.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(7)	The portfolio turnover calculation was adjusted to exclude the value of securities acquired in connection with the Fund’s acquisition of the assets and liabilities of the TCW New America Premier Equities Fund at the close of business on May 3, 2024. The portfolio turnover rate would have been 40% without the adjustment.

See accompanying Notes to Financial Statements.

Financial Highlights TCW Transform 500 ETF

For a share outstanding throughout the year/period presented.

	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Period June 22, 2021 through October 31, 2021(1)
Per Share Data:
Net asset value, beginning of year/period	$48.75	$44.79	$54.50	$50.18
Net investment income (loss)(2)	0.83 (3)	0.76	0.72	0.22
Net realized and unrealized gain (loss) on investments	17.85	3.94	(9.79)	4.23
Total gain (loss) from investment operations	18.68	4.70	(9.07)	4.45

Distributions to Shareholders:
Net investment income	(0.82)	(0.74)	(0.64)	(0.13)
Total distributions	(0.82)	(0.74)	(0.64)	(0.13)
Net asset value, end of year/period	$66.61	$48.75	$44.79	$54.50
Market value, end of year/period	$66.63	$48.72	$44.78	$54.49

Total Return at Net Asset Value(4)	38.48%	10.51%	-16.72%	8.87%

Total Return at Market Value(4)	38.60%	10.47%	-16.72%	8.86%

Ratios/Supplemental Data:
Net assets, end of year/period (000’s omitted)	$679,401	$538,167	$357,426	$235,434
Ratio to average net assets of:
Expenses	0.05%	0.05%	0.05%	0.05	%(5)
Net investment income	1.38%	1.55%	1.47%	1.15	%(5)
Net investment income excluding special dividends	1.34%	1.55%	1.47%	1.15	%(5)
Portfolio turnover rate(6)	3%	2%	4%	1%

(1)	Commencement of investment operations on June 22, 2021.
(2)	Based on average daily shares outstanding.
(3)	This ratio reflects the inclusion of large, non-recurring dividends (special dividends) recognized by the Fund during the period. If a special dividend had not been received during a period, this ratio would have been lower. The net investment income (loss) per share excluding special dividends is $0.81 for the year ended October 31, 2024.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period. Market values are based on the trade price at which shares are bought and sold on the New York Stock Exchange LLC using the closing price. Total return calculated for a period of less than one year is not annualized.
(5)	Annualized.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights TCW Transform Supply Chain ETF

For a share outstanding throughout the year/period presented.

	For the Year Ended October 31, 2024	For the Period February 14, 2023 through October 31, 2023(1)
Per Share Data:
Net asset value, beginning of year/period	$47.07	$50.04
Net investment income (loss)(2)	0.44 (3)	0.15
Net realized and unrealized gain (loss) on investments	17.84	(2.96)
Total gain (loss) from investment operations	18.28	(2.81)

Distributions to Shareholders:
Net investment income	(0.16)	(0.16)
Total distributions	(0.16)	(0.16)
Net asset value, end of year/period	$65.19	$47.07
Market value, end of year/period	$65.31	$47.07

Total Return at Net Asset Value(4)	38.85%	-5.63%

Total Return at Market Value(4)	39.11%	-5.63%

Ratios/Supplemental Data:
Net assets, end of year/period (000’s omitted)	$21,512	$9,415
Ratio to average net assets of:
Expenses	0.75%	0.75	%(5)
Net investment income	0.71%	0.42	%(5)
Net investment income excluding special dividends	0.14%	0.42%
Portfolio turnover rate(6)	35%	63%

(1)	Commencement of investment operations on February 14, 2023.
(2)	Based on average daily shares outstanding.
(3)	This ratio reflects the inclusion of large, non-recurring dividends (special dividends) recognized by the Fund during the period. If a special dividend had not been received during a period, this ratio would have been lower. The net investment income (loss) per share excluding special dividends is $0.08 for the year ended October 31, 2024.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period. Market values are based on the trade price at which shares are bought and sold on the New York Stock Exchange LLC using the closing price. Total return calculated for a period of less than one year is not annualized.
(5)	Annualized.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights TCW Transform Systems ETF

For a share outstanding throughout the year/period presented.

	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period February 2, 2022 through October 31, 2022(1)
Per Share Data:
Net asset value, beginning of year/period	$50.49	$50.16	$49.94
Net investment income (loss)(2)	0.41	0.40 (3)	0.35	(3)
Net realized and unrealized gain (loss) on investments	22.45	0.34	0.18
Total gain (loss) from investment operations	22.86	0.74	0.53

Distributions to Shareholders:
Net investment income	(0.44)	(0.41)	(0.31)
Total distributions	(0.44)	(0.41)	(0.31)
Net asset value, end of year/period	$72.91	$50.49	$50.16
Market value, end of year/period	$72.95	$50.53	$50.18

Total Return at Net Asset Value(4)	45.38%	1.50%	1.09%

Total Return at Market Value(4)	45.34%	1.55%	1.13%

Ratios/Supplemental Data:
Net assets, end of year/period (000’s omitted)	$225,281	$124,205	$90,283
Ratio to average net assets of:
Expenses	0.75%	0.75%	0.75	%(5)
Net investment income	0.63%	0.79%	0.94	%(5)
Net investment income excluding special dividends	0.63%	0.75%	0.66	%(5)
Portfolio turnover rate(6)	28%	91%	261%

(1)	Commencement of investment operations on February 2, 2022.
(2)	Based on average daily shares outstanding.
(3)	This ratio reflects the inclusion of large, non-recurring dividends (special dividends) recognized by the Fund during the period. If a special dividend had not been received during a period, this ratio would have been lower. The net investment income (loss) per share excluding special dividends is $0.38 for the year ended October 31, 2023 and $0.24 for the period February 2, 2022 through October 31, 2022.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period. Market values are based on the trade price at which shares are bought and sold on the New York Stock Exchange LLC using the closing price. Total return calculated for a period of less than one year is not annualized.
(5)	Annualized.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Notes to Financial Statements October 31, 2024

1. Organization

TCW ETF Trust (formerly Engine No. 1 ETF Trust) (the “Trust”), a Delaware statutory trust organized on October 26, 2020, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is authorized to issue multiple series or portfolios. As of October 31, 2024, the Trust consisted of six operating investment portfolios, five of which are presented herein: TCW Artificial Intelligence ETF, TCW Compounders ETF, TCW Transform 500 ETF, TCW Transform Supply Chain ETF and TCW Transform Systems ETF (each a “Fund” and collectively, the “Funds”).

On June 21, 2024, the Metropolitan West Flexible Income Fund was reorganized into the TCW Flexible Income ETF, a new series of the TCW ETF Trust.

TCW Investment Management Company LLC (the “Adviser”) is the investment adviser to and an affiliate of the Funds and is registered under the Investment Advisers Act of 1940, as amended. Each Fund has its own investment objective and strategies. The following is a brief description of the investment objectives and principal investment strategies for the Funds that are covered in this report:

Investment Objectives and Principal Investment Strategies

ETF Fund	Strategies
Diversified Fund
TCW Transform 500 ETF	Seeks investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® US Large Cap Select IndexSM.
Non-Diversified Funds
TCW Artificial Intelligence ETF

Seeks long-term growth of capital by investing at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities of businesses that the Adviser has identified as using, or as having demonstrated an intent to use, predictive or generative AI in a way that is or has the potential to deliver a material improvement in the company’s financial condition.

TCW Compounders ETF

Seeks long-term growth of capital by investing in the companies that the Adviser believes will benefit from transformation as a result of technological innovations, market dynamics, and/or changes in client preferences. The Fund aims to actively capture returns from companies that show long-term growth, quality, and durability characteristics as a result of such economic transformation or play a central role of enabling other companies to do the same.

TCW Transform Supply Chain ETF	Seeks long-term growth of capital by investing in the equities of companies that it deems are creating value through supply chain transformation.
TCW Transform Systems ETF	Seeks long-term growth of capital by investing in companies that the Adviser believes will benefit (by either leading, winning in or enabling) the global transformation in the systems supporting how energy and power are sourced, produced, and consumed.

There can be no assurance that the Funds will achieve their respective investment objectives.

2. Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The Funds are investment companies and follow the investment company accounting standards and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standard Codification (“ASC”) Topic 946, “Financial Services — Investment Companies”. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative guidance for SEC registrants. The following summarizes the significant accounting policies of the Funds:

Notes to Financial Statements (Continued) October 31, 2024

Principles of Accounting

The Funds use the accrual method of accounting for financial reporting purposes.

Net Asset Value

The net asset value (“NAV”) of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of each Fund’s shares outstanding.

Security Valuations

Generally, securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. Securities that are not traded or dealt in any securities exchange and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Futures contracts listed for trading on a futures exchange or board of trade for which market quotations are generally available are valued at the last quoted sale price, or, in the absence of a sale, at the mean of the last bid and ask price. Investments in open-end regulated investment companies are valued at NAV.

Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated the Adviser as the “valuation designee” with respect to the fair valuation of the Fund’s portfolio securities. Fair valued securities are those for which market quotations were not readily available, including in circumstances under which it was determined by the Adviser that prices received were not reflective of their market values.

The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted.

The Funds may use independent pricing services to assist in calculating the value of each Fund’s securities or other assets.

The Fund discloses the fair market value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions and Related Investment Income

Security transactions are recorded on a trade date basis. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums and accretion of discounts. Dividend income, net of any applicable foreign withholding taxes, is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Large, non-recurring dividends recognized by the Funds, if any, are presented separately on the Statements of Operations as “Special Dividends” and the impact of these dividends is presented in the Financial Highlights. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Notes to Financial Statements (Continued) October 31, 2024

Dividend Distributions

Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds intend to declare and make distributions of taxable net investment income quarterly and net capital gains annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes. Therefore, no provision for federal income tax should be required.

Use of Estimates

The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Foreign Currency Translation

The books and records of each Fund are maintained in U.S. dollars as follows: (1) foreign currency denominated securities and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

Net realized gains (losses) on foreign currency transactions reported on the Statements of Operations arise from sales of foreign currency, including foreign exchange contracts, net currency gains and losses realized between the trade and settlement dates on securities transactions and the difference in the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net changes in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific asset, currency, rate or index at a specified future time and at a specified price. Stock index futures are based on investments that reflect the market value of common stock of the firms included in an underlying index. The Funds may enter into futures contracts to purchase securities indexes when the Adviser anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. To the extent required by law, liquid assets committed to futures contracts will be maintained.

Futures contracts may be bought and sold on U.S. and non-U.S. exchanges. Futures contracts in the U.S. have been designed by exchanges that have been designated “contract markets” by the Commodity Futures Trading Commission (“CFTC”) and must be executed through the futures commission merchant (“FCM”). Each exchange guarantees performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Futures contracts may also be entered into on certain exempt markets, including exempt boards of trade and electronic trading facilities, available to certain market participants. Because all transactions in the futures market are made, offset or fulfilled by an FCM through a clearinghouse associated with the exchange on which the contracts are traded, the Funds will incur brokerage fees when it buys or sells futures contracts.

Upon entering into a futures contract, the Funds will be required to deliver to an account controlled by the FCM an amount of cash or cash equivalents known as “initial margin,” which is in the nature of a performance bond or good faith deposit on the contract and is returned to the Funds upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the FCM will be made daily as the price of the instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.”

At any time prior to the expiration of a futures contract, the Funds may elect to close the position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract. This transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the underlying instrument or asset. Although some futures contracts by their terms require the actual delivery or acquisition of the underlying instrument or asset, some require cash settlement.

Notes to Financial Statements (Continued) October 31, 2024

There are several risks accompanying the utilization of futures contracts. Utilization of futures by the TCW Transform 500 ETF involves the risk of imperfect or even negative correlation to the Morningstar® US Large Cap Select IndexSM (its “Underlying Index”) if the index underlying the futures contract differs from the Underlying Index. For each Fund, there is also the risk of loss of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract.

Because the futures market generally imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Funds to substantial losses. In the event of adverse price movements, the Funds would be required to make daily cash payments of variation margin.

For the year ended October 31, 2024, the average monthly notional amount of open futures contracts for the TCW Transform 500 ETF was $557,849. The range of monthly notional amounts was $249,291 to $858,876. For the year ended October 31, 2024, TCW Artificial Intelligence ETF, TCW Compounders ETF, TCW Transform Supply Chain ETF and TCW Transform Systems ETF did not hold open futures contracts.

The following tables indicate the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.

Fair Value of Derivative Instruments as of October 31, 2024

TCW Transform 500 ETF

	Asset Derivatives		Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments under ASC 815	Statements of Assets and Liabilities	Unrealized Appreciation*	Statements of Assets and Liabilities	Unrealized Depreciation*
Equity Index Futures Contracts	Unrealized appreciation on futures contracts*	$2,504*	Unrealized depreciation on futures contracts*	$-*

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments.

Derivatives Not Accounted for as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Index Futures Contracts	Net realized gain (loss) on expiration or closing of futures contracts; change in net unrealized appreciation (depreciation) on futures contracts	$154,534	$12,781

Time Deposits

Each Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Funds. These are classified as short-term investments in the Funds’ Schedules of Investments.

Notes to Financial Statements (Continued) October 31, 2024

Securities Lending

The Funds may lend portfolio securities to certain borrowers. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. The Funds may terminate a loan at any time and obtain the return of the securities loaned. The Funds receive the value of any interest or cash or noncash distributions paid on the loaned securities. Distributions received on loaned securities in lieu of dividend payments (i.e., substitute payments) would not be considered qualified dividend income.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. The Funds are compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Funds are compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of the lending Funds or through one or more joint accounts or money market funds, which may include those managed by the Adviser.

The Funds may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents approved by the Board who administer the lending program for the Funds in accordance with guidelines approved by the Board. In such capacity, the lending agent causes the delivery of loaned securities from the Funds to borrowers, arranges for the return of loaned securities to the Funds at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program. Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Funds have agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return the Funds’ securities as agreed, the Funds may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

Investing cash collateral subjects the Funds to greater market risk, including losses on the collateral and, should the Funds need to look to the collateral in the event of the borrower’s default, losses on the loan secured by that collateral.

TCW Artificial Intelligence ETF, TCW Compounders ETF, TCW Transform 500 ETF, TCW Transform Supply Chain ETF and TCW Transform Systems ETF did not have any securities on loan as of October 31, 2024.

Warrants

Warrants are generally valued based on quoted prices from the applicable exchange. To the extent these securities are not actively traded, and valuation adjustments are applied, they are generally categorized as Level 3 of the fair value hierarchy.

The summary of the inputs used as of October 31, 2024 in valuing the Funds’ investments is listed after the Schedule of Investments for each Fund.

Following is a reconciliation of investments in which significant unobservable inputs (level 3) were used in determining value:

	Warrants		Total
TCW Compounders ETF
Balance as of October 31, 2023	$1		$1
Accrued Discounts (Premiums)	-		-
Realized Gain (Loss)	-		-
Change in Unrealized Appreciation (Depreciation)	(1)		(1)
Purchases	-		-
Sales	-		-
Transfer in to Level 3	-		-
Transfer out of Level 3	-		-
Balance as of October 31, 2024	$0	*	$0	*

*	Amount rounds to less than $0.50.

Notes to Financial Statements (Continued) October 31, 2024

Significant unobservable valuation inputs for Level 3 investments as of October 31, 2024 are as follows:

Description	Fair Value at October 31, 2024		Valuation Techniques	Unobservable Input	Price or Price Range		Average Weighted Price		Input to Valuation If Input Increases
TCW Compounders ETF
Warrants	$0	**	Broker Quote	Offered Quote	$0.000	*	$0.000	*	Increase

*	Amount rounds to less than $0.0005.
**	Amount rounds to less than $0.50.

3. Management and Other Agreements

Management

The Adviser, located at 515 South Flower Street, Los Angeles, CA 90071, furnishes investment advisory services to the Funds pursuant to an Investment Advisory Agreement with the Trust on behalf of the Funds (the “Investment Advisory Agreement”), subject to the supervision and direction of the Board. The Adviser is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser under the Investment Advisers Act of 1940, as amended. Effective October 13, 2023, TCW Group Inc. acquired the ETF business from Engine No. 1 and the Funds’ investment adviser became TCW Investment Management Company LLC. Prior to that date, the Funds’ investment adviser was Fund Management at Engine No. 1 LLC.

For its investment advisory services to the Funds, the Adviser is paid a management fee from the Funds based on a percentage of the Fund’s average daily net assets, at the annual rate of 0.75% for the TCW Artificial Intelligence ETF, 0.75% for the TCW Compounders ETF, 0.05% for the TCW Transform 500 ETF, 0.75% for the TCW Transform Supply Chain ETF and 0.75% for the TCW Transform Systems ETF for the period. The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses, as may be specified in a separate letter of agreement.

Prior to the reorganization into the TCW Artificial Intelligence ETF, for the period November 1, 2023 to May 3, 2024, the TCW Artificial Intelligence Equity Fund paid the Adviser a management fee based on a percentage of the TCW Artificial Intelligence Equity Fund’s average daily net assets, at the annual rate of 0.70%.

Prior to the reorganization into the TCW Compounders ETF, for the period November 1, 2023 to May 3, 2024, the TCW New America Premier Equities Fund paid the Adviser a management fee based on a percentage of the TCW New America Premier Equities Fund’s average daily net assets, at the annual rate of 0.65%.

Pursuant to the Investment Advisory Agreement between the Adviser and the Trust (entered into on behalf of the Funds), the Adviser is responsible for substantially all expenses of the Funds, except (i) interest and taxes (including, but not limited to, income, excise, transfer and withholding taxes); (ii) expenses of the Funds incurred with respect to the acquisition, holding, voting and/or disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (iv) the advisory fee payable to the Adviser under the Investment Advisory Agreement; (v) litigation expenses (including fees and expenses of counsel retained by or on behalf of the Trust or any Fund) and any fees, costs or expenses payable by the Trust or any Fund pursuant to indemnification obligations to which the Trust or such Fund may be subject (pursuant to contract or otherwise); and (vi) any extraordinary expenses, as determined by a majority of the Independent Trustees.

Prior to the reorganization into the TCW Artificial Intelligence ETF and TCW Compounders ETF, for the period November 1, 2023 to May 3, 2024, the TCW Artificial Intelligence Equity Fund and TCW New America Premier Equities Fund incurred distribution, 12b-1, fees. These fees were no longer applicable subsequent to the reorganization.

Prior to the reorganization into the TCW Artificial Intelligence ETF, for the period November 1, 2023 to May 3, 2024, the Adviser limited the operating expenses of the TCW Artificial Intelligence Equity Fund Class I not to exceed 0.90% relative to the TCW Artificial Intelligence Equity Fund Class I average daily net assets.

Prior to the reorganization into the TCW Compounders ETF, for the period November 1, 2023 to May 3, 2024, the Adviser limited the operating expenses of the TCW New America Premier Equities Fund Class I not to exceed 1.06% relative to the TCW New America Premier Equities Fund Class I average daily net assets.

Notes to Financial Statements (Continued) October 31, 2024

Administrator, Custodian, Transfer Agent and Accounting Agent

Brown Brothers Harriman & Co. (“BBH”), which has its principal office at 50 Post Office Square, Boston, Massachusetts 02110, is the Funds’ administrator, fund accountant, transfer and dividend agent and custodian. BBH is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds.

Distribution and Fund Officers

Foreside Financial Services, LLC (the “Distributor”), Three Canal Plaza, Suite 100, Portland, Maine 04101, is the distributor for the shares of the Trust. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Foreside Fund Officer Services, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, provides the Trust with a Chief Compliance Officer and Principal Financial Officer.

Organizational and Offering Costs

The Adviser has paid or assumed all organizational and offering expenses for the Funds.

Board of Trustees Compensation

The Trust pays each Independent Trustee an annual retainer of $27,500 per calendar year, plus a $1,500 per-meeting fee for in-person attendance and $250 for telephonic attendance for each Board of Trustees meeting attended by that Independent Trustee. The Independent Chair of the Board of Trustees receives an additional annual retainer of $10,500, the Independent Vice Chair receives an additional annual retainer of $7,000, and the Chairs of the Audit Committee and the Nominating and Governance Committee each receives an additional annual retainer of $1,750. The Independent Trustees’ compensation is paid by the Adviser from the management fees it receives from the Funds.

4. Related Parties

At October 31, 2024, certain officers and Trustees of the Trust are also officers or employees of the Adviser or affiliated with the Distributor.

5. Creation and Redemption Transactions

Each Fund issues and redeems shares (“Shares”) at NAV only in aggregations of a specified number of Shares (each a “Creation Unit”). The Funds may issue and redeem Creation Units of its Shares in exchange for a designated basket of portfolio investments (including any portion of such investments for which cash may be substituted) (“Deposit Instruments”), together with the deposit of a specified cash payment (“Cash Component”). Shares of each Fund are listed and trade on the New York Stock Exchange LLC (the “Exchange” or “NYSE”), a national securities exchange. Shares of the Funds are traded in the secondary market and elsewhere at market values that may be at, above or below each Fund’s NAV. Shares are redeemable only in Creation Units by authorized participants that have entered into agreements with the Distributor (“Authorized Participants”), and, generally, in exchange for securities in kind and or a cash amount. Creation Units typically are large blocks of a specified number of shares or multiples thereof. In the event of liquidation of a Fund, the Trust may lower the number of shares in a Creation Unit.

Shares may be issued in advance of receipt of Deposit Instruments, subject to various conditions, including a requirement that the Authorized Participant maintain with the Trust a cash deposit in an amount at least equal to a specified percentage, as set forth in the applicable Participant Agreement, of the value of the missing Deposit Instruments. The Trust may use such cash deposit at any time to purchase Deposit Instruments. Transaction fees and other costs associated with creations or redemptions that include cash may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of Shares and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.

Notes to Financial Statements (Continued) October 31, 2024

6. Risk Considerations

Principal Investment Risks. Shareholders of the Funds are subject to the risk that their investment could lose money. The Funds are subject to certain risks, including those noted below and in the Funds’ prospectuses, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.

Active Management Risk. The TCW Artificial Intelligence ETF, TCW Compounders ETF, TCW Transform Supply Chain ETF and TCW Transform Systems ETF are actively managed, which means that investment decisions are made based on the Adviser’s investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

Non-Diversified Fund Risk. Although the TCW Artificial Intelligence ETF, TCW Compounders ETF, TCW Transform Supply Chain ETF and TCW Transform Systems ETF intend to invest in a variety of securities and instruments, these Funds are considered to be non-diversified, which means that they may invest more of their assets in the securities of a single issuer or a smaller number of issuers than if they were diversified funds. As a result, these Funds may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Funds’ volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Funds’ performance.

Concentration Risk. The Funds may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Funds’ investments more than the market as a whole, to the extent that the Funds’ investments are concentrated in the securities and/ or other assets of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.

Industrials Sector Risk. The value of securities issued by companies in the industrials sector may be adversely affected by supply and demand changes related to their specific products or services and industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Global events, trade disputes and changes in government regulations, economic conditions and exchange rates may adversely affect the performance of companies in the industrials sector.

Companies in the industrials sector may be adversely affected by liability for environmental damage and product liability claims. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. Companies in the industrials sector, particularly aerospace and defense companies, may also be adversely affected by government spending policies because companies in this sector tend to rely to a significant extent on government demand for their products and services.

Supply Chain Risk. Companies supply chains are generally subject to risk such as legislative or regulatory changes; adverse market conditions and/or increased competition; technological developments and changing technology; cyberattacks that may compromise a company’s operations or business; occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, exchange rate movements, and insurance costs; pandemics, natural disasters or other crisis; boarder and/or import controls; pent-up/increased demand; mobility restrictions; shortages of product and labor; dependence on intellectual property rights, and potential loss or impairment of those rights; research and development costs; and rapid product obsolescence. Global, regional, or local events, such as changes to trade relations, trade restrictions, and/or military conflict, may materially disrupt or indefinitely impair the operations of these companies. Securities of these companies may be cyclical and occasionally subject to sharp price movements. Certain companies may be subject to significant regulation, including environmental regulation, by federal, state and local governmental agencies.

Technology Sector Risk. Technology companies, including information technology companies, may have limited product lines, markets, financial resources or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Notes to Financial Statements (Continued) October 31, 2024

7. Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. Management of the Funds are required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that the Funds do not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Funds did not incur any interest or penalties for the year/period ended October 31, 2024. The Funds are subject to examination by the U.S. Federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

At October 31, 2024, net unrealized appreciation (depreciation) on investments and derivatives for federal income tax purposes was as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
TCW Artificial Intelligence ETF	$42,056,813	$14,776,200	$(1,392,070)	$13,384,130
TCW Compounders ETF	$99,326,367	$68,288,150	$(610,859)	$67,677,291
TCW Transform 500 ETF	$557,886,730	$148,914,846	$(27,744,814)	$121,170,032
TCW Transform Supply Chain ETF	$18,921,052	$2,855,643	$(573,122)	$2,282,521
TCW Transform Systems ETF	$203,182,828	$23,859,831	$(2,380,063)	$21,479,768

The differences between book-basis and tax-basis components of unrealized appreciation/(depreciation) are primarily attributable to tax deferral of losses on wash sales for tax purposes.

At October 31, 2024, the components of distributable earnings (loss) on a tax basis were as follows:

Fund	Undistributed Income	Undistributed Long-term Capital Gains	Accumulated Capital Gains (Losses)	Net Unrealized Appreciation (Depreciation)	Total Earnings (Losses)
TCW Artificial Intelligence ETF	$-	$-	$(2,880,279)	$13,284,023	$10,403,744
TCW Compounders ETF	$186,938	$16,288,171	$-	$67,679,243	$84,154,352
TCW Transform 500 ETF	$622,596	$-	$(12,396,495)	$121,172,536	$109,398,637
TCW Transform Supply Chain ETF	$74,159	$-	$(397,999)	$2,282,529	$1,958,689
TCW Transform Systems ETF	$-	$-	$(17,966,808)	$21,479,853	$3,513,045

At October 31, 2024, the effect of permanent book/tax reclassifications primarily related to in-kind transactions resulted in increase/(decrease) to the components of net assets as follows:

Fund	Total Distributable Earnings	Paid-in Capital
TCW Artificial Intelligence ETF	$(5,894,493)	$5,894,493
TCW Compounders ETF	$(35,615,938)	$35,615,938
TCW Transform 500 ETF	$(60,694,053)	$60,694,053
TCW Transform Supply Chain ETF	$(995,539)	$995,539
TCW Transform Systems ETF	$(25,248,868)	$25,248,868

Notes to Financial Statements (Continued) October 31, 2024

During the year/period ended October 31, 2024 and October 31, 2023, the tax character of distributions paid was as follows:

	Year Ended October 31, 2024		Year/Period Ended October 31, 2023
Fund	Ordinary Income*	Long-Term Capital Gain	Ordinary Income*	Long-Term Capital Gain
TCW Artificial Intelligence ETF	$-	$-	$-	$-
TCW Compounders ETF	$354,765	$-	$6,701	$-
TCW Transform 500 ETF	$8,650,955	$-	$6,793,601	$-
TCW Transform Supply Chain ETF	$34,584	$-	$32,526	$-
TCW Transform Systems ETF	$924,458	$-	$878,542	$-

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

At October 31, 2024 the following Funds had net realized losses that will be carried forward indefinitely for federal income tax purposes:

Fund	Short-Term	Long-Term	Total Amount
TCW Artificial Intelligence ETF	$1,607,481	$1,272,797	$2,880,279
TCW Compounders ETF	$-	$-	$-
TCW Transform 500 ETF	$4,824,400	$7,572,095	$12,396,495
TCW Transform Supply Chain ETF	$397,999	$-	$397,999
TCW Transform Systems ETF	$16,741,242	$1,225,566	$17,966,808

8. Purchases and Sales of Securities

Investment transactions (excluding in-kind subscriptions and redemptions and short-term investments) for the year ended October 31, 2024 were as follows:

Fund	Purchases	Sales
TCW Artificial Intelligence ETF	$38,258,214	$12,263,649
TCW Compounders ETF	$74,455,711	$74,423,380
TCW Transform 500 ETF	$44,536,202	$17,166,410
TCW Transform Supply Chain ETF	$12,442,736	$5,245,190
TCW Transform Systems ETF	$65,980,924	$38,561,266

For the year ended October 31, 2024, the cost of in-kind subscriptions and the proceeds from in-kind redemptions were as follows:

	In-Kind
Fund	Subscriptions	Redemptions
TCW Artificial Intelligence ETF	$-	$10,419,925
TCW Compounders ETF	$8,935,306	$78,181,268
TCW Transform 500 ETF	$124,541,914	$202,868,149
TCW Transform Supply Chain ETF	$5,008,107	$4,446,152
TCW Transform Systems ETF	$111,087,551	$85,638,485

Notes to Financial Statements (Continued) October 31, 2024

9. Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote. The Trust has not accrued any liability in connection with such indemnification.

10. Fund Reorganizations

On May 3, 2024, the TCW Artificial Intelligence ETF acquired all of the assets and assumed all of the liabilities of the TCW Artificial Intelligence Equity Fund pursuant to a plan of reorganization approved by the board of the TCW Artificial Intelligence Equity Fund and the Board of Trustees of the Trust on January 9, 2024. The acquisition was accomplished by a tax-free exchange as follows:

On the close of business on May 3, 2024, 2,439,741 shares of the TCW Artificial Intelligence Equity Fund, valued at $61,202,543, were outstanding. After the reorganization, the TCW Artificial Intelligence ETF had 2,439,741 shares valued at $61,202,543.

The investment portfolio of the TCW Artificial Intelligence Equity Fund, with a value of $59,175,112 and identified cost of $45,167,562, was the principal asset acquired by the TCW Artificial Intelligence ETF. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the TCW Artificial Intelligence Equity Fund was carried forward to align ongoing reporting of the fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the TCW Artificial Intelligence Equity Fund that have been reflected in the statement of operations since May 3, 2024, for the TCW Artificial Intelligence ETF.

	Before Reorganization	After Reorganization
	TCW Artificial Intelligence Equity Fund	TCW Artificial Intelligence ETF
Net Assets	$61,202,414	$61,200,670
Shares Outstanding	2,439,741	2,439,741
Net Asset Value Per Share	$25.09	$25.08
Net Unrealized Appreciation	$14,007,550	$14,005,806

On May 3, 2024, the TCW Compounders ETF acquired all of the assets and assumed all of the liabilities of the TCW New America Premier Equities Fund pursuant to a plan of reorganization approved by the board of the TCW New America Premier Equities Fund and the Board of Trustees of the Trust on January 9, 2024. The acquisition was accomplished by a tax-free exchange as follows:

On the close of business on May 3, 2024, 5,742,997 shares of the TCW New America Premier Equities Fund, valued at $182,329,845, were outstanding. After the reorganization, the TCW Compounders ETF had 5,742,997 shares valued at $182,329,845.

The investment portfolio of the TCW New America Premier Equities Fund, with a value of $182,523,322 and identified cost of $95,831,216, was the principal asset acquired by the TCW Compounders ETF. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the TCW New America Premier Equities Fund was carried forward to align ongoing reporting of the fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Notes to Financial Statements (Continued) October 31, 2024

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the TCW New America Premier Equities Fund that have been reflected in the statement of operations since May 3, 2024, for the TCW Compounders ETF.

	Before Reorganization	After Reorganization
	TCW New America Premier Equities Fund	TCW Compounders ETF
Net Assets	$182,329,845	$182,309,677
Shares Outstanding	5,742,997	5,742,997
Net Asset Value Per Share	$31.75	$31.74
Net Unrealized Appreciation	$86,692,106	$86,671,939

11. New Accounting Pronouncement

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). This change is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”), clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. The amendments are effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, and early adoption is permitted. Management has evaluated the impact of adopting this guidance with respect to the financial statements and disclosures and determined there is no impact for the Funds.

12. Subsequent Events

Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

On April 8, 2024, the Board of Trustees of the Trust approved: (1) the establishment of TCW Multisector Credit Income ETF, TCW AAA CLO ETF, TCW Flexible Income ETF, TCW Senior Loan ETF, TCW Investment Grade Credit ETF and TCW High Yield Bond ETF, each as new series of the Trust; and (2) the conversion of TCW MetWest Flexible Income Fund, TCW MetWest Floating Rate Income Fund and TCW MetWest Investment Grade Credit Fund, each a series of TCW Metropolitan West Funds, and TCW High Yield Bond Fund, a series of TCW Funds, Inc., into TCW Flexible Income ETF, TCW Senior Loan ETF, TCW Investment Grade Credit ETF and TCW High Yield Bond ETF, respectively.* The reorganization of the TCW MetWest Investment Grade Credit Fund into the TCW Investment Grade Credit ETF, a new series of the TCW ETF Trust, has since been terminated.

On September 9, 2024, the Board of Trustees of the TCW Metropolitan West Funds approved the reorganization of the TCW MetWest Corporate Bond Fund into the TCW Corporate Bond ETF, a new series of TCW ETF Trust.

On November 15, 2024 the TCW Multisector Credit Income ETF, TCW AAA CLO ETF, TCW Senior Loan ETF, TCW High Yield Bond ETF and TCW Corporate Bond ETF, each a series of the Trust, commenced operations.

Management has determined that there are no other material events that would require recognition or disclosure in the Funds’ financial statements.

*	This communication is not a solicitation of proxy. This communication is for informational purposes only and does not constitute an offer of any securities for sale. No offer of securities will be made except pursuant to a prospectus meeting the requirements of Section 10 of the Securities Act of 1933, as amended. In connection with the proposed conversions, a combined prospectus/information statement included in a registration statement on Form N-14 will be or has been filed with the SEC. Shareholders should read the combined prospectus/information statement, which contains or will contain important information about the conversions. For a free copy of the combined prospectus/information statement, please contact (866) 364-1383. The combined prospectus/information statement is or will be available on the Securities and Exchange Commission’s website (www.sec.gov) as well. Investors should consider the investment objectives, risks, fees and expenses of the Funds carefully. All investments involve risk, including the possible loss of principal. There is no guarantee that the investment objective of a Fund will be achieved. Past performance is no guarantee of future results.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of

TCW ETF Trust

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of TCW Artificial Intelligence ETF (formerly TCW Artificial Intelligence Equity Fund), TCW Compounders ETF (formerly TCW New America Premier Equities Fund), TCW Transform 500 ETF, TCW Transform Supply Chain ETF, and TCW Transform Systems ETF (formerly Transform Climate ETF) (collectively, the “Funds”) five of the six funds constituting TCW ETF Trust), including the schedules of investments, as of October 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended for the Funds, except TCW Transform 500 ETF, TCW Transform Supply Chain ETF, and TCW Transform Systems ETF; the related statements of operations, changes in net assets and the financial highlights for the periods indicated in the table below for TCW Transform 500 ETF, TCW Transform Supply Chain ETF, and TCW Transform Systems ETF; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds listed above constituting TCW ETF Trust as of October 31, 2024, and the results of their operations for the year then ended (or for the period listed in the table below), the changes in their net assets for each of the two years in the period then ended (or for the period listed in the table below), and the financial highlights for each of the five years in the period then ended (or for the period listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

Individual Fund Comprising the TCW ETF Trust	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
TCW Transform 500 ETF	For the year ended October 31, 2024	For the year ended October 31, 2024	For the year ended October 31, 2024
TCW Transform Supply Chain ETF	For the year ended October 31, 2024	For the year ended October 31, 2024	For the year ended October 31, 2024
TCW Transform Systems ETF	For the year ended October 31, 2024	For the year ended October 31, 2024	For the year ended October 31, 2024

The statement of changes in net assets for the year ended October 31, 2023 and the financial highlights for each of the two years in the period ended October 31, 2023 and the period from June 22, 2021 through October 31, 2021 for TCW Transform 500 ETF, the statement of change in net assets and the financial highlights for the period from February 14, 2023 through October 31, 2023 for TCW Transform Supply Chain ETF, and the statement of changes in net assets for the year ended October 31, 2023 and the financial highlights for the year ended October 31, 2023 and for the period from February 2, 2022 through October 2022 for TCW Transfer Systems ETF were audited by other auditors whose report, dated December 20, 2023, expressed an unqualified opinion on those statements and financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Report of Independent Registered Public Accounting Firm (Continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Los Angeles, California

December 23, 2024

We have served as the auditor of one or more TCW/Metropolitan West Funds investment companies since 1990.

Supplemental Information (Unaudited)

Quarterly Portfolio Schedule. The TCW ETF Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year to date on Form NPORT-P. The Forms NPORT-P will be available on the SEC’s website at www.sec.gov. In addition, each Fund’s full portfolio holdings are updated daily and available on the Funds’ website at www.tcw.com/Products/ETFs.

Proxy Voting Policies and Procedures. A description of TCW Investment Management Company LLC’s proxy voting policies and procedures, which are applicable to the funds in the TCW ETF Trust is available on the Funds’ website at www.tcw.com/Products/ETFs and on the SEC’s website at www.sec.gov.

Proxy Voting Record. The TCW ETF Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for the Funds are available by writing to the Administrator at 50 Post Office Square, Boston, MA 02110. The Funds’ Form N-PX will also be available on the Funds’ website at www.tcw.com/Products/ETFs and on the SEC’s website at www.sec.gov.

Premium/Discount Information. Information about the difference between daily market values on the secondary market for shares of the Funds in the TCW ETF Trust and such Funds’ net asset value can be found on our website, www.tcw.com/Products/ETFs.

Code of Ethics. The Trust and the Adviser have each adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act. Each code of ethics may be examined at the office of the SEC in Washington, D.C. or on the Internet at the SEC’s website at www.sec.gov.

Tax Information

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors. The Funds designate the following amounts or, if subsequently determined to be different, the maximum allowable for its year ended October 31, 2024.

	Qualified Dividend Income*	Dividends Received Deduction*
TCW Artificial Intelligence ETF	0%	0%
TCW Compounders ETF	100%	100%
TCW Transform 500 ETF	97.06%	93.64%
TCW Transform Supply Chain ETF	100%	100%
TCW Transform Systems ETF	100%	100%

*	The above percentage is based on ordinary income dividends paid to shareholders during the Funds’ fiscal year.

Board Approval of Investment Advisory Agreement (Unaudited)

Renewal of Investment Advisory Agreement

TCW ETF Trust (the “Trust”) and TCW Investment Management Company LLC (the “Advisor”) are parties to an Investment Advisory Agreement (the “Agreement”), pursuant to which the Advisor is responsible for managing the investments of each separate investment series (each, a “Fund” and collectively, the “Funds”) of the Trust. Unless terminated by either party, the Agreement has an initial term of two years and then continues in effect from year to year provided that the continuance is specifically approved at least annually by the vote of the holders of at least a majority of the outstanding shares of the Funds, or by the Board of Trustees of the Trust (the “Board”), and, in either event, by a majority of the Trustees who are not “interested persons” of the Trust, as such term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), casting votes in person at a meeting called for that purpose.

At an in-person meeting on September 9, 2024, the Board approved the renewal of the Agreement for an additional one-year term from October 13, 2025 through October 12, 2026. The renewal of the Agreement was approved by the Board (including by a majority of the Independent Trustees) upon the recommendation of the Independent Trustees. The Independent Trustees also met by videoconference in a working session on August 22, 2024 to hear presentations by representatives of the Advisor, to ask related questions, to review and discuss materials provided by the Advisor for their consideration, and to meet separately with their independent legal counsel. On September 9, 2024, they also met separately with their independent legal counsel to review and discuss supplemental information that had been requested on their behalf by their independent legal counsel and presented by the Advisor. The information, material facts, and conclusions that formed the basis for the Independent Trustees’ recommendation and the Board’s subsequent approval are described below.

1. Information received

Materials reviewed — Over the period since October 13, 2023, when the Advisor acquired the exchange-traded fund platform of Engine No. 1 LLC (“Engine No. 1”), the former investment adviser to the Trust, the Trustees received a wide variety of materials relating to the services provided by the Advisor, including reports on the Advisor’s investment processes, as well as on each Fund’s investment results, portfolio composition, portfolio trading practices, compliance monitoring, shareholder services, and other information relating to the nature, extent, and quality of services provided by the Advisor to the Funds. In addition, the Board reviewed information furnished to the Independent Trustees in response to a detailed request sent to the Advisor on their behalf. The information in the Advisor’s responses included extensive materials regarding each Fund’s investment results, advisory fee comparisons to advisory fees charged by the Advisor to its institutional clients, financial and profitability information regarding the Advisor, descriptions of various services provided to the Funds and to other advisory and sub-advisory clients, descriptions of functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management services to each Fund. The Trustees also considered information provided by an independent data provider, Broadridge, comparing the investment performance and the fee and expense levels of each Fund to those of appropriate peer groups of registered funds selected by Broadridge. After reviewing this information, the Trustees requested additional information from the Advisor, which the Advisor provided and the Trustees considered.

Review process — The Trustees’ determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. The Independent Trustees were advised by their independent legal counsel throughout the renewal process and received and reviewed advice from their independent legal counsel regarding legal and industry standards applicable to the renewal of the Agreement, including a legal memorandum from their independent legal counsel discussing their fiduciary duties related to their approval of the continuation of the Agreement. The Independent Trustees also discussed the renewal of the Agreement with the Advisor’s representatives and in private sessions at which no representatives of the Advisor were present. In deciding to recommend the renewal of the Agreement with respect to each Fund, the Independent Trustees did not identify any single piece of information or particular factor that, in isolation, was the controlling factor. Each Independent Trustee may also have weighed factors differently. This summary describes the most important, but not all, of the factors considered by the Board and the Independent Trustees.

2. Nature, extent, and quality of services provided by the Advisor

The Board and the Independent Trustees noted that the Advisor had become investment adviser to the Trust effective October 13, 2023, when the Advisor acquired the exchange-traded fund platform of Engine No. 1. The Board and the Independent Trustees considered the depth and quality of the Advisor’s investment management process, including its research and strong analytical capabilities; the experience, capability, and integrity of its senior management and other personnel; the advance planning and transition arrangements put in place with respect to the changes in key portfolio management and other personnel; and the overall resources available to the Advisor in managing the Funds’ assets. The Board and the Independent Trustees considered the ability of the Advisor to attract and retain well-qualified investment professionals, noting in particular the Advisor’s hiring of professionals in various areas over the past several years, including recruiting and hiring a highly qualified President and Chief Executive Officer to replace the outgoing head of The

Board Approval of Investment Advisory Agreement (Unaudited) (Continued)

TCW Group, Inc., the parent company of the Advisor (“TCW”), and several additional executive-level personnel, continued upgrading of resources in its middle office and back office operations and other areas, as well as a continuing and extensive program of infrastructure and systems enhancements, including business continuity and cyber security, and budgeting for certain future initiatives. The Board and the Independent Trustees noted the significant role played by the Advisor, as valuation designee, with respect to the valuation of portfolio securities, including research and analysis related to fair valued securities and due diligence and oversight of pricing vendors. The Board and the Independent Trustees also considered that the Advisor made available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, operations, administration, research, portfolio accounting, and legal matters. They noted the substantial additional resources made available by TCW. The Board and the Independent Trustees examined and discussed a detailed description of the extensive additional services provided to the Funds to support their operations and compliance, as compared to the much narrower range of services provided to the Advisor’s institutional and sub-advised clients, as well as the Advisor’s oversight and coordination of numerous outside service providers to the Funds. They further noted the high level of regular communication between the Advisor and the Independent Trustees. The Advisor explained its responsibility to supervise the activities of the Funds’ various service providers, as well as supporting the Independent Trustees and their meetings, regulatory filings, and various operational personnel, and the related costs.

The Board and the Independent Trustees concluded that the nature, extent, and quality of the services provided by the Advisor are of a high quality and have benefited and should continue to benefit the Funds and their shareholders.

3. Investment results

The Board and the Independent Trustees considered the investment results of each Fund in light of its investment objective(s) and principal investment strategies. They compared each Fund’s total returns with the total returns of other registered funds in peer group reports prepared by Broadridge with respect to various longer and more recent periods all ended May 31, 2024, and at the request of the Board, as of July 31, 2024. The Board and the Independent Trustees reviewed information as to peer group selections presented by Broadridge and discussed the methodology for those selections with Broadridge. In reviewing each Fund’s relative performance, the Board and the Independent Trustees took into account each Fund’s investment strategies, distinct characteristics, asset size and diversification.

The Board and the Independent Trustees noted that each Fund’s performance was satisfactory over the relevant periods. The Board and the Independent Trustees noted that the investment performance of each Fund was generally close to or above the median performance of the applicable peer group during the three-year period emphasized by Broadridge in the supplemental materials, and for the period since inception for those Funds with shorter operating histories. The Board indicated that it would continue to monitor portfolio investment performance on a regular basis and discuss with the Advisor from time to time any instances of long-term underperformance that may arise.

The Board and the Independent Trustees noted that the performance of the Funds for the various periods reviewed ranked in the first, second or third quintiles, except that the Flexible Income ETF ranked in the fourth quintile for the one-year period. The Board and the Independent Trustees considered that certain of the Funds, including the Artificial Intelligence ETF, Compounders ETF and Flexible Income ETF, were newly formed but had acquired the performance history of their respective predecessor mutual fund, each of which was managed by the Advisor or its affiliate. The Board and the Independent Trustees further considered that certain other Funds had relatively short operating histories, including the Transform Supply Chain ETF, Transform Systems ETF and Transform 500 ETF, and that these Funds had been managed by another investment adviser prior to October 13, 2023.

For the Artificial Intelligence ETF, the Board and the Independent Trustees noted that the Fund’s performance was in the third quintile for the five- and three-year periods and the second quintile for the one-year period. The Board and the Independent Trustees further noted that the Fund had acquired the assets and liabilities of its predecessor mutual fund, the TCW Artificial Intelligence Equity Fund, effective May 6, 2024, and had adopted the performance history of that mutual fund.

For the Transform Supply Chain ETF, the Board and the Independent Trustees noted that the Fund’s performance was in the first quintile for the one-year period and the period since the Fund’s inception on February 14, 2023.

For the Transform Systems ETF, the Board and the Independent Trustees noted that the Fund’s performance was in the first quintile for the one-year period and the period since the Fund’s inception on February 2, 2022.

Board Approval of Investment Advisory Agreement (Unaudited) (Continued)

For the Compounders ETF, the Board and the Independent Trustees noted that the Fund’s performance was in the second quintile for the five-year period, the first quintile for the three-year period, and the third quintile for the one-year period. The Board and the Independent Trustees noted that the Fund had acquired the assets and liabilities of its predecessor mutual fund, the TCW New America Premier Equities Fund, effective May 6, 2024, and had adopted the performance history of that mutual fund.

For the Transform 500 ETF, the Board and the Independent Trustees noted that the Fund’s performance was in the second quintile for the one-year period and third quintile for the period since the Fund’s inception on June 23, 2021.

For the Transform 500 ETF, the Board and the Independent Trustees noted that the Fund’s performance was in the second quintile for the one-year period and the third quintile since inception.

For Flexible Income ETF, the Board and the Independent Trustees noted that the Fund’s performance was ranked in the first quintile for the five-year period, second quintile for the three-year period and fourth quintile for the one-year period. The Board and the Independent Trustees further noted that the Fund had acquired the assets and liabilities of its predecessor mutual fund, the Metropolitan West Flexible Income Fund, effective June 24, 2024 and had adopted the performance history of that mutual fund.

4. Advisory fees and total expenses

The Board and the Independent Trustees compared the management fees and total expenses of each Fund (each as a percentage of average net assets) with the median management fee and operating expense level of the other registered funds in the relevant Broadridge peer groups. These comparisons assisted the Board and the Independent Trustees by providing a reasonable statistical measure to assess each Fund’s fees relative to its relevant peers. The Board and the Independent Trustees noted that each Fund except the Transform 500 ETF is an actively-managed ETF. The Board and the Independent Trustees considered that while each such actively-managed Fund was below median with respect to expenses, peer group comparisons are more challenging when considering active ETFs because of the uniqueness and complexity of investment styles among the respective peer funds.

The Artificial Intelligence ETF and Flexible Income ETF were below the medians of the peer group funds for management fees and above the medians for total expenses.

The Transform Supply Chain ETF, Transform Systems ETF and Compounders ETF were above the medians of the peer group funds for both management fees and total expenses.

The Transform 500 ETF was below the medians of the peer group funds for both management fees and total expenses.

The Board and the Independent Trustees observed the unitary fee structure of the Funds, under which the Adviser is responsible for substantially all other costs associated with managing and operating the Fund, except as set forth in the investment management agreement, and that the Advisor pays all distribution costs out of its own profits. The Board and the Independent Trustees considered that the unitary fee structure is used by exchange-traded funds due to the lower cost associated with ongoing management and distribution. The Board and the Independent Trustees also considered how these arrangements affected the expenses borne by each Fund’s shareholders and noted that the total expense ratios were reasonable when taking into account the unitary fee arrangement.

The Board and the Independent Trustees also reviewed information regarding the advisory fees charged by the Advisor to its institutional and sub-advisory clients with similar investment mandates. The Board and the Independent Trustees concluded that, although the fees paid by those clients generally were lower than advisory fees paid by the Funds, the differences appropriately reflected the more extensive services provided by the Advisor to the Funds and the Advisor’s significantly greater responsibilities and expenses with respect to the Funds, including the additional time spent by portfolio managers for reasons such as managing the more active cash flows from creations and redemptions by authorized participants, the additional risks of managing a pool of assets for public investors, administrative burdens, daily pricing, valuation and liquidity responsibilities, the supervision of vendors and service providers, and the costs of additional infrastructure and operational resources and personnel and of complying with and supporting the more comprehensive regulatory and governance regime applicable to registered funds.

Based on these factors, the Trustees concluded that each Fund’s advisory fee was not unreasonable.

Board Approval of Investment Advisory Agreement (Unaudited) (Continued)

5. The Advisor’s costs, level of profits, and economies of scale

The Board and the Independent Trustees reviewed information regarding the Advisor’s costs of providing services to the Funds, as well as the resulting level of profits to the Advisor. They reviewed the Advisor’s stated assumptions and methods of allocating certain costs, such as personnel costs, which constitute the Advisor’s largest operating cost. The Board and the Independent Trustees recognized that the Advisor should be entitled to earn a reasonable level of profits for the services that it provides to each Fund. The Board and the Independent Trustees also reviewed a comparison of the Advisor’s profitability with respect to the Funds to the profitability of certain unaffiliated publicly traded asset managers, which the Advisor believed supported its view that the Advisor’s profitability was reasonable. Based on their review, the Board and the Independent Trustees concluded that they were satisfied that the Advisor’s level of profitability from its relationship with each Fund was not unreasonable or excessive.

The Board and the Independent Trustees considered the extent to which potential economies of scale could be realized as the Funds grow and whether the advisory fees reflect those potential economies of scale. They recognized that the advisory fees for the Funds do not have breakpoints, which would otherwise result in lower advisory fee rates as the Funds grow larger. The Board and the Independent Trustees recognized the benefits of the Advisor’s substantial past and ongoing investment in the advisory business, such as successfully recruiting and retaining key professional talent, systems and technology upgrades, added resources dedicated to legal, compliance, risk management and cybersecurity programs, and improvements to the overall firm infrastructure, as well as the financial pressures of competing against much larger firms and passive investment products. The Board and the Independent Trustees also recognized that the Funds benefit from receiving investment advice from an organization with other types of advisory clients in addition to ETFs. The Board and the Independent Trustees considered the risk borne by the Advisor that the Funds’ net assets and thus the Advisor’s fees might decline in the event of sales and that smaller Funds might not grow to become profitable. The Board and the Independent Trustees concluded that the Advisor was satisfactorily sharing potential economies of scale with the Funds through reasonable fees and expenses, and through reinvesting in its capabilities for serving the Funds and their shareholders.

6. Ancillary benefits

The Board and the Independent Trustees also considered ancillary benefits received or to be received by the Advisor and its affiliates as a result of the relationship of the Advisor with the Funds. The Board and the Independent Trustees noted that, in addition to the fees the Advisor receives under the Agreement, the Advisor receives additional benefits in connection with management of the Funds in the form of reports, research and other services from brokers and their affiliates in return for brokerage commissions paid to such brokers. The Board and the Independent Trustees concluded that any potential benefits received or to be derived by the Advisor from its relationships with the Funds are reasonably related to the services provided by the Advisor to the Funds.

7. Conclusions

Based on their overall review, including their consideration of each of the factors referred to above (and others), the Board and the Independent Trustees concluded that the Agreement is fair and reasonable to each Fund and its shareholders, that each Fund’s shareholders received reasonable value in return for the advisory fees and other amounts paid to the Advisor by each Fund, and that the renewal of the Agreement was in the best interests of each Fund and its shareholders.

Board Approval of Investment Advisory Agreement – AIFD and GRW Mutual Fund to ETF conversions (Unaudited)

TCW Artificial Intelligence ETF

TCW Compounders ETF

The Funds named above, each of which is a series of the Trust, have retained TCW Investment Management Company LLC (the “Advisor”) to manage their respective assets pursuant to an Investment Advisory Agreement dated as of October 13, 2023, as amended (the “Agreement”), which has been approved by the Board of Trustees of the Trust, including all of the Trustees who are not “interested persons” (“Independent Trustees”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). Following an initial two-year term with respect to each Fund, the Agreement continues in effect from year-to-year provided that the continuance is specifically approved at least annually by the vote of the holders of at least a majority of the outstanding shares of the Funds, or by the Board of Trustees, and, in either event, by a majority of the Independent Trustees of the Trust casting votes in person at a meeting called for that purpose (the “Annual 15(c) Process”).

At a meeting held on January 9, 2024 (the “Meeting”), the Board, including all of the Independent Trustees, approved the Agreement for an initial two-year term with respect to each Fund.

The Board recognized that the approval of the Agreement in connection with the organization of the Funds was related to the proposed reorganizations of i) the TCW Artificial Intelligence Equity Fund (the “AI Fund”), a series of TCW Funds, Inc., into the TCW Artificial Intelligence ETF (the “Artificial Intelligence ETF”), and ii) the TCW New America Premier Equities Fund (the “New America Fund” and, together with the AI Fund, the “Target Funds”), also a series of TCW Funds, Inc., into the TCW Compounders ETF (the “Compounders ETF” and, together with the Artificial Intelligence ETF, the “Funds”), which reorganizations were also considered and approved at the Meeting by the Board and at a meeting of the board of the Target Funds.

At the Meeting and at a prior meeting of the Independent Trustees on December 15, 2023, the Board received and considered information (both written and oral) provided to assist it in the review of the Agreement and made assessments with respect to the Funds. The Independent Trustees were advised by independent legal counsel with respect to these matters. The Independent Trustees discussed the approval of the Agreement with representatives of the Advisor and among themselves in private sessions on various occasions at which no representatives of the Advisor were present.

In addition, the Board received extensive information about the Advisor and its services to the Trust during the Board’s consideration of the approval of the Agreement with respect to the other series of the Trust on August 10, 2023, in connection with the Advisor’s acquisition of the exchange-traded fund platform of Engine No. 1 LLC, the previous investment adviser to the Trust. The Board relied on that information during its consideration of the Agreement, noting that the information addressed many of the factors discussed below, including, but not limited to, information about the nature, extent and quality of services provided by the Advisor to the Trust, the Advisor’s structure, organization, operations and personnel, the financial condition of the Advisor and the profitability to the Advisor from the Agreement, compliance procedures and resources, investment performance of other series and any similar strategies, expected expenses of the Fund, planned marketing of the Funds, relationships with Authorized Participants and market makers, and other information considered relevant.

In considering information relating to management fee levels, the Board took into account that each Fund would pay the Advisor a single unitary fee and that the Advisor would be responsible for payment of all ordinary fund expenses out of the unitary fee. The Board noted that the current almost universal practice among exchange-traded funds was to charge a single unitary fee and therefore considered as relevant the unitary fees charged by other similarly managed exchange-traded funds. The Board also received, and considered to the extent it thought relevant, information provided by the Advisor as to Fund management services and fees as compared to advisory services and fees charged by the Advisor to the Target Funds. The Trustees also considered information comparing the proposed fee and expense levels of each Fund to appropriate peer groups of funds identified in a report by a third-party data provider, Fuse Research Network, LLC (“Fuse”), as well as performance data as compared to the peer groups identified by Fuse.

The Board also considered that, under the Agreement and as part of the unitary management fee, the Advisor would provide additional services to each Fund that are essential to the operation of the Fund.

In addition to the information furnished by the Advisor, the Trustees were provided with advice from their independent legal counsel discussing their fiduciary duties related to their approval of the Agreement and discussed these matters with their counsel.

The Trustees’ determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. In deciding to recommend the approval of the Agreement with respect to each Fund, the Independent Trustees did not identify any single piece of information or particular factor that, in isolation, was the controlling factor. Each Independent Trustee may also have weighed factors differently. This summary describes the most important, but not all, of the factors considered by the Board and the Independent Trustees.

Board Approval of Investment Advisory Agreement – AIFD and GRW Mutual Fund to ETF conversions (Unaudited) (Continued)

Nature, Extent and Quality of Services

The Board considered the general nature, extent, and quality of services provided to the existing series of the Trust and expected to be provided to the Funds by the Advisor. The Board evaluated the Advisor’s experience in serving as manager of mutual funds and ETFs and considered the benefits to shareholders of investing in a fund complex that is served by a large organization that also serves a variety of other investment advisory clients, including separate accounts, other pooled investment vehicles, registered investment companies and commingled funds. The Board also considered the ability of the Advisor to provide appropriate levels of support and resources to the Funds.

The Board also took note of the background and experience of the senior management and portfolio management personnel of the Advisor and that the expertise and amounts of attention expected to be given to the Funds by the Advisor are substantial. The Board also noted the previous experience of the proposed portfolio managers of each Fund and considered that the same individuals responsible for the day-to-day portfolio management of each Target Fund will be responsible for the day-to-day portfolio management of the corresponding Fund. The Board considered the ability of the Advisor to attract and retain qualified business professionals and its compensation program. The Board also considered the breadth of the compliance programs of the Advisor, as well as the compliance operations of the Advisor that would be applicable to the Funds. The Board noted the significant role played by the Advisor, as valuation designee, with respect to the valuation of portfolio securities, including research and analysis related to fair valued securities and due diligence and oversight of pricing vendors. The Board concluded that it was satisfied with the nature, extent and quality of the services anticipated to be provided to the Funds by the Advisor under the proposed Agreement.

Investment Performance

The Trustees considered the performance of other series of investment companies managed by the Advisor and its affiliates with similar strategies, namely the Target Funds that would be reorganized into the Funds, on both an absolute basis and in comparison to appropriate peer funds and benchmark indices, for various periods. The Board also considered that each Fund has investment objectives, goals and strategies that are substantially similar to the corresponding Target Fund. After review, the Trustees concluded that each Fund has the potential to achieve acceptable performance.

Advisory Fees and Profitability

The Board considered information prepared by the Advisor and Fuse comparing the proposed fees and expenses of each Fund to the averages and medians of the fees and expenses of appropriate peer funds. The Board considered that the total expense ratio for each Fund relative to that for the corresponding Target Fund would be lower, especially in light of the unitary fee arrangement. The Board considered that the fee structure proposed for each Fund was similar to the other actively managed ETFs in the Trust.

The Board also considered the expected costs of services to be provided and expected profits to be realized by the Advisor and its affiliates from their relationship with the Funds, noting the difficulty in evaluating a manager’s projected profitability with respect to a fund that is not yet operational. Based on these various considerations, the Board concluded that the proposed contractual management fees of each Fund under the proposed Agreement were fair and bore a reasonable relationship to the services to be rendered.

Expenses and Economies of Scale

The Board noted that each Fund’s proposed expense ratio was within a reasonable range for the applicable peer group. The Board considered that, although each Fund would be newly launched, it would be the surviving entity in the reorganization with the corresponding Target Fund, which will give each Fund a larger asset base compared to a typical new fund. The Board concluded that the anticipated expenses were appropriate given the anticipated size and structure of the Funds.

The Board also considered the potential of the Advisor to achieve economies of scale as the Funds grow in size. The Board noted that the Funds will benefit through additional investment in the Trust’s business and the provision of improved or additional infrastructure and services to the Funds and their shareholders. The Board considered the Advisor’s ongoing investment in its technology, systems, staffing and other aspects of its business that can benefit the Funds, noting that all these endeavors are a means by which the Advisor is sharing economies of scale with the Funds and their shareholders through reinvestment in products and services that are designed to benefit the Funds and their shareholders. The Board considered the new personnel hired over recent years and the extent to which that hiring could be expected to benefit shareholders. As a result, the Board was satisfied about the extent to which economies of scale will be shared with the Funds and their shareholders. Based on all the information they reviewed, the Board concluded that the proposed fee structure for each Fund was reasonable and reflected a sharing of any economies of scale.

Board Approval of Investment Advisory Agreement – AIFD and GRW Mutual Fund to ETF conversions (Unaudited) (Continued)

Ancillary Benefits

The Board considered ancillary benefits to be received by the Advisor and its affiliates as a result of the relationship of the Advisor with the Funds, including compensation for certain compliance support services. The Board concluded that any potential benefits to be derived by the Advisor from its relationship with the Funds were consistent with the services proposed to be provided by the Advisor to the new series.

Conclusions

Based on their overall review, including their consideration of each of the factors referred to above (and others), Trustees concluded that the Agreement is fair and reasonable to each Fund and its shareholders, that each Fund’s shareholders will receive reasonable value in return for the management fees paid to the Advisor by that Fund, and that the approval of the Agreement was in the best interests of each Fund and its shareholders.

Shareholder Meeting Results (Unaudited) Special Meeting of Shareholders to Approve Trustees — Voting Results

On February 15, 2024, the Trust held a Special Meeting of Shareholders, on behalf of the three series of the Trust, TCW Transform 500 ETF, TCW Transform Supply Chain ETF, and TCW Transform Systems ETF, to elect eight Trustees of the Trust. Shareholders of record on January 5, 2024 were entitled to vote on the proposal to elect Trustees. Each nominee for Trustee named below was elected and will hold office until his or her successor has been duly elected and qualified. The following votes were recorded:

PROPOSAL: Election of Trustees.

TCW Transform 500 ETF

Trustee Nominee	Shares Voted For	Shares Withheld
Patrick C. Haden	7,740,388	40,945
Martin Luther King III	7,773,492	40,563
Megan McClellan	7,792,158	42,803
Peter McMillan	7,738,404	40,403
Patrick Moore	7,771,422	45,261
Victoria B. Rogers	7,803,600	32,300
Robert G. Rooney	7,770,466	47,295
Michael Swell	7,778,529	38,759

TCW Transform Supply Chain ETF

Trustee Nominee	Shares Voted For	Shares Withheld
Patrick C. Haden	159,227	38
Martin Luther King III	159,233	0
Megan McClellan	159,227	39
Peter McMillan	159,227	38
Patrick Moore	159,227	0
Victoria B. Rogers	159,227	38
Robert G. Rooney	159,227	38
Michael Swell	159,227	0

TCW Transform Systems ETF

Trustee Nominee	Shares Voted For	Shares Withheld
Patrick C. Haden	1,787,798	2,677
Martin Luther King III	1,793,136	786
Megan McClellan	1,791,451	991
Peter McMillan	1,785,212	2,465
Patrick Moore	1,790,712	2,170
Victoria B. Rogers	1,792,669	991
Robert G. Rooney	1,787,394	2,467
Michael Swell	1,789,931	2,170

General Information

Investment Adviser

TCW Investment Management Company LLC

515 South Flower Street

Los Angeles, CA 90071

Administrator, Custodian, Transfer Agent and Accounting Agent

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Distributor

Foreside Financial Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Independent Registered Public Accounting Firm

Deloitte & Touche, LLP

555 West 5th Street

Los Angeles, CA 90013

Legal Counsel

Paul Hastings LLP

101 California Street, 48th Floor

San Francisco, CA 94111

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(b)	The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes In and Disagreements With Accountants For Open-End Management Investment Companies.

Effective June 10, 2024, Cohen & Company, Ltd. (“Cohen”) was dismissed as the independent registered public accounting firm of the TCW Transform 500 ETF, TCW Transform Systems ETF, TCW Transform Supply Chain ETF, TCW Artificial Intelligence ETF and TCW Compounders ETF (the “Funds”). The Audit Committee of the Board of Trustees (the “Board”) recommended, and the Board approved, the replacement of Cohen with Deloitte & Touche LLP (“Deloitte”), effective June 10, 2024. The report of Cohen on the financial statements of the TCW Transform 500 ETF, TCW Transform Systems ETF and TCW Transform Supply Chain ETF as of and for the fiscal years ended October 31, 2022 and October 31, 2023 did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainties, audit scope or accounting principles. During the fiscal years ended October 31, 2022, October 31, 2023, and during the subsequent interim period through June 10, 2024: (i) there were no disagreements between the Funds and Cohen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which would have, if not resolved to the satisfaction of Cohen, caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Funds for such years or interim period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Funds requested that Cohen furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating that it agrees with the statements herein.

On June 10, 2024, the Audit Committee of the Board recommended, and the Board approved, the appointment of Deloitte as the Funds’ independent registered public accounting firm for the fiscal year ending October 31, 2024.

During the fiscal years ended October 31, 2022, October 31, 2023, and during the subsequent interim period through June 10, 2024, neither the Funds, nor anyone acting on their behalf, consulted with Deloitte on behalf of the Funds regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Funds’ financial statements, or any matter that was either: (i) the subject of a “disagreement,” as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Companies.

Proxy Disclosures for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, And Others Of Open-End Management Companies.

The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7(a) of this form.

Item 11. Statement Regarding Basis For Approval Of Investment Advisory Contract.

The Funds Evaluation and Approval of Advisory Contract summary by Fund appear in the Financial Statements filed under Item 7(a) of this form.

Item 12. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases Of Equity Securities by Closed-End Management Investment Companies And Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission Of Matters to A Vote Of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls And Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure Of Securities Lending Activities For Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery Of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)

Code of Ethics applicable to Principal Executive and Principal Financial Officers of Registrant pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 19(a)(1) to this Form N-CSR.

(a)(2)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 19(a)(2) to this Form N-CSR.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(a)(5)	Change in Registrant’s independent public accountant.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 19(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TCW ETF Trust

By: (Signature and Title)

By:	/s/ Megan McClellan
Megan McClellan
Title:	President (Principal Executive Officer)
Date:	January 14, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

By:	/s/ Megan McClellan
Megan McClellan
Title:	President (Principal Executive Officer)
Date:	January 14, 2025

By: (Signature and Title)

By:	/s/ Joshua Hunter
Joshua Hunter
Title:	Treasurer (Principal Financial Officer)
Date:	January 14, 2025